Oppenheimer Multiple Strategies Fund

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated January 16, 2001 revised, August 13, 2001

         This Statement of Additional  Information is not a Prospectus.  This document contains  additional  information about the Fund and supplements  information in the Prospectus  dated January 16, 2001. It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado 80217, or by
calling the Transfer Agent at the toll-free  number shown above,  or by downloading it from the  OppenheimerFunds  Internet web site at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.
This Statement of Additional  Information contains supplemental  information about those policies and risks and the types of securities that the Fund's investment  Manager,  OppenheimerFunds,  Inc., can select for the Fund.  Additional  information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.

The  composition of the Fund's  portfolio and the techniques and strategies  that the Manager will use will vary over time. The Fund is not  required to use all of the  investment  techniques  and  strategies  described  below in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

         In selecting  securities  for the Fund's  portfolio,  the Manager  evaluates  the merits of  particular  securities  primarily through the  exercise of its own  investment  analysis.  That  process may  include,  among other  things,  evaluation  of the issuer's historical  operations,  prospects for the industry of which the issuer is part, the issuer's financial condition,  its pending product developments and business (and those of competitors),  the effect of general market and economic  conditions on the issuer's  business, and legislative proposals that might affect the issuer.

         |X|  Investments  in Equity  Securities.  The Fund's  investments  in equity  securities can include those of foreign and U.S.
companies.  Equity securities  include common stocks,  preferred stocks,  rights and warrants,  and securities  convertible into common stock.  The Fund's  investments  can include  stocks of  companies  in any market  capitalization  range,  if the Manager  believes the investment is consistent  with the Fund's  objective,  including the  preservation  of principal.  Certain equity  securities  might be selected not only for their appreciation possibilities but because they may provide dividend income.

         Small-cap  growth  companies  may offer  greater  opportunities  for  capital  appreciation  than  securities  of large,  more established companies.  However,  these securities also involve greater risks than securities of larger companies.  Securities of small capitalization  issuers may be subject to greater  price  volatility in general than  securities  of large-cap  and mid-cap  companies.
Therefore,  to the degree that the Fund has investments in smaller capitalization  companies at times of market volatility,  the Fund's share price may fluctuate more.  Those  investments may be limited to the extent the Manager  believes that such  investments  would be inconsistent with the goal of preservation of principal. As noted below, the Fund limits investments in unseasoned small-cap issuers.

                  |_|  Preferred  Stocks.  Preferred  stock,  unlike  common  stock,  has a  stated  dividend  rate  payable  from  the corporation's  earnings.  Preferred stock dividends may be cumulative or non-cumulative,  participating,  or auction rate. "Cumulative"
dividend  provisions  require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock.

         If interest rates rise, the fixed dividend on preferred stocks may be less  attractive,  causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions,  as well as provisions  allowing calls or redemptions prior to maturity,  which also have a negative impact on prices when interest rates decline.  The rights of preferred stock on distribution of a corporation's  assets in the event of a liquidation  are generally  subordinate  to the rights  associated  with a  corporation's  debt securities.  Preferred stock generally has a preference  over common stock on the  distribution of a corporation's  assets in the event of liquidation of the  corporation.  Preferred stock may be  "participating"  stock,  which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

                  |_| Growth Companies.  The Fund may invest in securities of "growth" companies.  Growth companies are those companies that the Manager  believes are entering into a growth cycle in their business,  with the expectation  that their stock will increase in value. They may be established companies as well as newer companies in the development stage.

         Growth companies may have a variety of  characteristics  that in the Manager's view define them as "growth" issuers.  They may be generating or applying new technologies,  new or improved distribution  techniques or new services.  They may own or develop natural resources.  They may be companies  that can benefit from changing  consumer  demands or  lifestyles,  or companies  that have projected earnings in excess of the average for their  sector or  industry.  In each case,  they have  prospects  that the Manager  believes  are favorable for the long term.  The portfolio  managers of the Fund look for growth  companies  with strong,  capable  management,  sound financial and accounting policies, successful product development and marketing and other factors.

                  |_|  Convertible  Securities.  While some  convertible  securities are a form of debt  security,  in many cases their conversion  feature  (allowing  conversion  into  equity  securities)  causes  them to be  regarded  by the  Manager  more  as  "equity equivalents."  As a result,  the rating assigned to the security has less impact on the Manager's  investment  decision with respect to convertible  securities than in the case of  non-convertible  debt fixed income securities.  Convertible  securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

         To determine whether  convertible  securities  should be regarded as "equity  equivalents," the Manager examines the following factors:

(1)      whether,  at the option of the  investor,  the  convertible  security can be exchanged  for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has restated  its  earnings  per share of common stock on a fully  diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive "equity  substitute,"  providing the ability to participate in any appreciation in the price of the issuer's common stock.

         The value of a convertible  security is a function of its  "investment  value" and its  "conversion  value." If the investment value exceeds the conversion  value,  the security will behave more like a debt security and the security's  price will likely increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the  investment  value,  the security will behave more like an equity  security.  In that case it will likely sell at a premium over its conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

                  |_| Rights and  Warrants.  As a  fundamental  policy,  the Fund  cannot  invest  more than 5% of its total  assets in warrants nor more than 2% of that amount in warrants that are not listed on the New York or American Stock  Exchanges.  That limit does not apply to warrants and rights the Fund has acquired as part of units of  securities  or that are attached to other  securities  that the Fund buys.

         Warrants  basically are options to purchase equity  securities at specific  prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying  securities.  Rights are similar to warrants, but normally have a short duration and are distributed  directly by the issuer to its  shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |X| Debt  Securities.  The Fund can invest in a variety of domestic and foreign debt  securities for current  income.  Foreign debt  securities  are subject to the risks of foreign  securities  described  above.  In  general,  domestic  and foreign  fixed-income securities are also subject to two additional types of risk: credit risk and interest rate risk.

              |_| Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal  payments or both as they become  due.  In  general,  lower-grade,  higher-yield  bonds  are  subject  to  credit  risk to a  greater  extent  than  lower-yield, higher-quality bonds.

         The Fund's debt  investments  can include  investment-grade  and  non-investment-grade  bonds  (commonly  referred to as "junk bonds").  Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc., at least "BBB" by Standard & Poor's
Rating Service or Duff & Phelps, Inc., or have comparable ratings by another nationally recognized statistical rating organization.

         In making  investments in debt securities,  the Manager may rely to some extent on the ratings of ratings  organizations or it may use its own research to evaluate a security's  credit-worthiness.  If the  securities  are unrated,  to be  considered  part of the
Fund's  holdings  of  investment-grade  securities,  they must be judged by the Manager to be of  comparable  quality to bonds rated as investment grade by a rating organization.

              |_| Special Risks of Lower-Grade Securities.  The Fund can invest a substantial portion of its assets in lower-grade debt securities.  Because  lower-grade  securities  tend to offer higher yields than  investment  grade  securities,  the Fund may invest in lower-grade  securities  if the  Manager  is trying to achieve  greater  income.  In some  cases,  the  appreciation  possibilities  of lower-grade  securities may be a reason they are selected for the Fund's portfolio.  However,  these investments will be made only when consistent with the Fund's goal of preservation of principal that is part of the Fund's objective.

         The Fund may invest up to 35% of its total assets in "lower grade" debt  securities.  "Lower-grade"  debt securities are those rated below  "investment  grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or similar ratings by other rating  organizations.  If they are unrated,  and are determined by the Manager to be of comparable quality to debt securities  rated below investment  grade,  they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade  securities.  The Fund can invest in securities  rated as low as "C" or "D" or which are in default at the time the Fund buys them.
         Some of the special credit risks of lower-grade  securities are discussed  below.  There is a greater risk that the issuer may default on its  obligation to pay interest or to repay  principal  than in the case of investment  grade  securities.  The issuer's low creditworthiness  may increase the potential  for its  insolvency.  An overall  decline in values in the high yield bond market is also more likely  during a period of a general  economic  downturn.  An economic  downturn or an increase in interest  rates could  severely disrupt the market for high yield bonds,  adversely  affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay  principal.  In the case of foreign  high yield  bonds,  these risks are in addition to the special  risks of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

         However,  the Fund's  limitations on these  investments may reduce some of the risks to the Fund, as will the Fund's policy of diversifying  its  investments.  Additionally,  to the extent they can be  converted  into stock,  convertible  securities  may be less subject to some of these risks than  non-convertible  high yield  bonds,  since  stock may be more liquid and less  affected by some of these risk factors.

         While  securities  rated  "Baa" by Moody's or "BBB" by  Standard & Poor's or Duff & Phelps are  investment  grade and are not regarded  as junk  bonds,  those  securities  may be subject to special  risks,  and have some  speculative  characteristics.  The debt security  ratings  definitions  of the  principal  rating  definitions  are  included in  Appendix A to this  Statement  of  Additional
Information.

              |_| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income  securities resulting from the inverse  relationship  between price and yield.  For example,  an increase in general interest rates will tend to reduce the market value of  already-issued  fixed-income  investments,  and a decline in general  interest  rates will tend to increase  their value.  In addition,  debt securities with longer maturities,  which tend to have higher yields, are subject to potentially  greater  fluctuations in value from changes in interest rates than obligations with shorter maturities.

         Fluctuations in the market value of fixed-income  securities  after the Fund buys them will not affect the interest payable on those  securities,  nor the cash income from them.  However,  those price  fluctuations  will be  reflected  in the  valuations  of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

         |X| Mortgage-Related  Securities.  Mortgage-related  securities are a form of derivative investment collateralized by pools of commercial or residential  mortgages.  Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers.  These securities  include  collateralized  mortgage  obligations  ("CMOs"),  mortgage  pass-through securities,  stripped mortgage  pass-through  securities,  interests in real estate mortgage  investment  conduits ("REMICs") and other real estate related securities.

         Mortgage-related  securities  that are issued or  guaranteed  by agencies or  instrumentalities  of the U.S.  government  have relatively  little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment  risks, as described in the Prospectus.

         As with other debt  securities,  the prices of  mortgage-related  securities  tend to move  inversely  to changes in  interest rates.  The Fund can buy  mortgage-related  securities  that have  interest  rates that move  inversely to changes in general  interest rates,  based on a multiple of a specific  index.  Although the value of a  mortgage-related  security may decline when interest  rates rise, the converse is not always the case.

         In periods of declining interest rates,  mortgages are more likely to be prepaid.  Therefore,  a  mortgage-related  security's maturity can be shortened by unscheduled  prepayments on the underlying mortgages.  Therefore, it is not possible to predict accurately the security's  yield.  The principal that is returned  earlier than expected may have to be reinvested in other  investments  having a lower yield than the prepaid  security.  Therefore,  these  securities  may be less  effective  as a means of "locking  in"  attractive long-term  interest  rates,  and they may have less  potential  for  appreciation  during  periods of declining  interest  rates,  than conventional bonds with comparable stated maturities.

         Prepayment risks can lead to substantial  fluctuations in the value of a mortgage-related  security.  In turn, this can affect the value of the Fund's shares.  If a  mortgage-related  security has been purchased at a premium,  all or part of the premium the Fund paid may be lost if there is a decline in the market  value of the  security,  whether  that  results  from  interest  rate  changes or prepayments on the underlying  mortgages.  In the case of stripped  mortgage-related  securities,  if they experience  greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

         During  periods of rapidly  rising  interest  rates,  prepayments  of  mortgage-related  securities  may occur at slower  than expected rates.  Slower prepayments  effectively may lengthen a mortgage-related  security's expected maturity.  Generally,  that would cause the value of the security to fluctuate  more widely in response to changes in interest  rates.  If the  prepayments on the Fund's mortgage-related  securities were to decrease broadly,  the Fund's effective  duration,  and therefore its sensitivity to interest rate changes, would increase.

         As with  other  debt  securities,  the values of  mortgage-related  securities  may be  affected  by  changes in the  market's perception of the  creditworthiness  of the entity issuing the securities or  guaranteeing  them.  Their values may also be affected by changes in government regulations and tax policies.

              |_|  Collateralized  Mortgage  Obligations.  CMOs are  multi-class  bonds that are backed by pools of  mortgage  loans or mortgage pass-through certificates. They may be collateralized by:
                  (1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac,
                  (2)   unsecuritized  mortgage loans insured by the Federal Housing  Administration or guaranteed by the Department of
                        Veterans' Affairs,
                  (3)   unsecuritized conventional mortgages,
                  (4)   other mortgage-related securities, or
                  (5)   any combination of these.

         Each  class of CMO,  referred  to as a  "tranche,"  is issued at a specific  coupon  rate and has a stated  maturity  or final distribution  date.  Principal  prepayments  on the  underlying  mortgages may cause the CMO to be retired much earlier than the stated
maturity or final  distribution  date.  The  principal  and interest on the  underlying  mortgages  may be allocated  among the several classes of a series of a CMO in different  ways.  One or more  tranches may have coupon  rates that reset  periodically  at a specified increase over an index.  These are floating rate CMOs, and typically have a cap on the coupon rate.  Inverse  floating rate CMOs have a coupon  rate that moves in the  reverse  direction  to an  applicable  index.  The coupon  rate on these CMOs will  increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         |X| U.S.  Government  Securities.  These are  securities  issued or guaranteed by the U.S.  Treasury or other U.S.  government agencies or federally-chartered  corporate entities referred to as "instrumentalities."  The obligations of U.S. government agencies or instrumentalities  in which the Fund may invest may or may not be  guaranteed or supported by the "full faith and credit" of the United
States.  "Full faith and credit"  means  generally  that the taxing power of the U.S.  government is pledged to the payment of interest and repayment of principal on a security.  If a security is not backed by the full faith and credit of the United States,  the owner of the security must look  principally  to the agency  issuing the  obligation  for  repayment.  The owner might be able to assert a claim against the United States if the issuing agency or  instrumentality  does not meet its  commitment.  The Fund will invest in securities of U.S.  government  agencies  and  instrumentalities  only if the  Manager  is  satisfied  that the credit  risk with  respect to such instrumentality is minimal.

              |_| U.S.  Treasury  Obligations.  These  include  Treasury  bills  (having  maturities  of one year or less when issued),
Treasury notes (having maturities of from one to ten years),  and Treasury bonds (having  maturities of more than ten years).  Treasury securities  are  backed by the full  faith and  credit of the  United  States as to timely  payments  of  interest  and  repayments  of principal.  They also can include U. S. Treasury  securities  that have been  "stripped" by a Federal  Reserve Bank,  zero-coupon  U.S.
Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

              |_| Treasury  Inflation-Protection  Securities. The Fund can buy these U.S. Treasury securities,  called "TIPS," that are designed to provide an investment  vehicle that is not vulnerable to inflation.  The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually  based on changes in the published  Consumer Price Index.  If inflation  occurs,  the principal and interest  payments on TIPS are adjusted to protect investors from  inflationary  loss. If deflation occurs,  the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

              |_| Obligations Issued or Guaranteed by U.S. Government Agencies or  Instrumentalities.  These include direct obligations and mortgage  related  securities  that have  different  levels of credit support from the  government.  Some are supported by the full faith and credit of the U.S. government,  such as Government National Mortgage Association  pass-through  mortgage certificates (called
"Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S.  Treasury under certain  circumstances,  such as
Federal National Mortgage  Association  bonds ("Fannie Maes").  Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

              |_| U.S. Government  Mortgage-Related  Securities.  The Fund can invest in a variety of mortgage-related  securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

              |_| GNMA Certificates.  The Government National Mortgage Association ("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S.  Department of Housing and Urban Development.  GNMA's principal programs involve its guarantees of privately-issued  securities  backed by pools of mortgages.  Ginnie Maes are debt securities  representing an interest in one or a pool of mortgages that are insured by the Federal Housing  Administration  or the Farmers Home  Administration or guaranteed by the Veterans
Administration.

         The Ginnie Maes in which the Fund invests are of the "fully  modified  pass-through"  type.  They provide that the  registered holders of the  Certificates  will receive timely monthly  payments of the pro-rata  share of the scheduled  principal  payments on the underlying  mortgages,  whether or not those  amounts are  collected by the issuers.  Amounts paid  include,  on a pro rata basis,  any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid  principal  balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Maes  purchased by the Fund are  guaranteed as to timely  payment of principal and interest by GNMA. It is expected that  payments  received by the issuers of Ginnie Maes on account of the  mortgages  backing the Ginnie Maes will be sufficient to make the required  payments of  principal  of and interest on those GNMA  Certificates.  However if those  payments  are  insufficient,  the guaranty  agreements  between  the  issuers of the  Certificates  and GNMA  require the  issuers to make  advances  sufficient  for the payments. If the issuers fail to make those payments, GNMA will do so.

         Under  Federal  law,  the full faith and credit of the United  States is  pledged to the  payment of all  amounts  that may be required to be paid under any guaranty  issued by GNMA as to such mortgage pools.  An opinion of an Assistant  Attorney  General of the
United States, dated December 9,  1969, states that such guaranties  "constitute general obligations of the United States backed by its full faith and credit."  GNMA is empowered to borrow from the United  States  Treasury to the extent  necessary to make any payments of principal and interest required under those guaranties.

         Ginnie Maes are backed by the aggregate  indebtedness  secured by the underlying  FHA-insured,  FMHA-insured or  VA-guaranteed mortgages.  Except to the extent of payments  received by the issuers on account of such  mortgages,  Ginnie Maes do not  constitute  a liability of those  issuers,  nor do they evidence any recourse  against those  issuers.  Recourse is solely  against GNMA.  Holders of
Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

         Monthly  payments of principal will be made, and additional  prepayments of principal may be made, to the Fund with respect to the mortgages  underlying  the Ginnie Maes held by the Fund.  All of the mortgages in the pools relating to the Ginnie Maes in the Fund are  subject to  repayment  without any  significant  premium or  penalty,  at the option of the  mortgagors.  While the  mortgages  on
1-to-4-family  dwellings  underlying  certain Ginnie Maes have a stated  maturity of up to 30 years,  it has been the experience of the mortgage  industry  that the  average  life of  comparable  mortgages,  as a result  of  prepayments,  refinancing  and  payments  from foreclosures, is considerably less.

                  |_| Federal Home Loan Mortgage  Corporation  Certificates.  FHLMC, a corporate  instrumentality of the United States, issues FHLMC Certificates  representing  interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:

(i)      interest payments less servicing and guarantee fees,
(ii)     principal prepayments and
(iii)    the ultimate  collection of amounts  representing the holder's  proportionate  interest in principal  payments on the mortgage loans in the pool  represented  by the FHLMC  Certificate,  in each case  whether  or not such  amounts  are actually received.
         The  obligations  of FHLMC  under its  guarantees  are  obligations  solely of FHLMC and are not  backed by the full faith and credit of the United States.

                  |_|  Federal  National  Mortgage  Association  (Fannie  Mae)  Certificates.  Fannie  Mae, a  federally-chartered  and privately-owned  corporation,  issues Fannie Mae  Certificates  which are backed by a pool of mortgage loans.  Fannie Mae guarantees to each  registered  holder of a Fannie Mae  Certificate  that the holder will receive  amounts  representing  the holder's  proportionate interest in scheduled  principal and interest payments,  and any principal  prepayments,  on the mortgage loans in the pool represented by such  Certificate,  less servicing and guarantee fees, and the holder's  proportionate  interest in the full principal amount of any foreclosed or other liquidated  mortgage loan. In each case the guarantee  applies whether or not those amounts are actually  received.
The  obligations  of Fannie  Mae under its  guarantees  are  obligations  solely of Fannie Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than Fannie Mae.

                  |_| Zero-Coupon U.S.  Government  Securities.  The Fund may buy zero-coupon U.S.  government  securities.  These will typically be U.S. Treasury Notes and Bonds that have been stripped of their unmatured  interest  coupons,  the coupons  themselves,  or certificates representing interests in those stripped debt obligations and coupons.

         Zero-coupon  securities  do not make  periodic  interest  payments  and are sold at a deep  discount  from their face value at maturity.  The buyer  recognizes a rate of return  determined by the gradual  appreciation  of the security,  which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity,  as well as prevailing  interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

         Because  zero-coupon  securities pay no interest and compound  semi-annually  at the rate fixed at the time of their issuance, their  value is  generally  more  volatile  than the  value of other  debt  securities  that pay  interest.  Their  value may fall more dramatically than the value of interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The  Fund's  investment  in  zero-coupon  securities  may  cause  the  Fund to  recognize  income  and make  distributions  to shareholders  before it receives any cash  payments on the  zero-coupon  investment.  To generate  cash to satisfy  those  distribution requirements,  the Fund may have to sell portfolio  securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X| Money Market  Instruments.  The  following is a brief  description  of the types of money market  securities  the Fund can invest  in.  Money  market  securities  are  high-quality,  short-term  debt  instruments  that may be issued  by the U.S.  Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

                  |_| U.S. Government  Securities.  These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, described above.

                  |_| Bank Obligations. The Fund can buy time deposits,  certificates of deposit and bankers' acceptances. They must be
:
                     o   obligations  issued or guaranteed by a domestic bank  (including a foreign  branch of a domestic  bank) having total assets of at least $500 million, or
                     o   banker's  acceptances  (which may or may not be  supported by letters of credit) but only if  guaranteed  by a
                         U.S. commercial bank with total assets of at least U.S. $500 million.

         The Fund can  purchase  certificates  of deposit of $100,000  or less of a domestic  bank even if that bank has assets of less than $500 million,  if the certificate of deposit is fully insured as to principal by the Federal Deposit  Insurance  Corporation.  The
Fund can buy only one such  certificate  of deposit  from any one bank with that amount of assets and limits its  investments  in those certificates of deposit to 10% of its assets. "Banks" include U.S. commercial banks, savings banks and savings and loan associations.

                  |_| Commercial  Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of
Standard & Poor's and  Moody's.  If the paper is not rated,  it may be purchased  if issued by a company  having a credit  rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

         The Fund can buy commercial paper, including U.S.  dollar-denominated  securities of foreign branches of U.S. banks, issued by other  entities if the  commercial  paper is  guaranteed  as to  principal  and interest by a bank,  government  or  corporation  whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

                  |_| Variable Amount Master Demand Notes. Master demand notes are corporate  obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct  arrangements  between the Fund, as lender, and the borrower.
They permit daily changes in the amounts  borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount  provided by the note  agreement,  or to decrease  the amount.  The  borrower  may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements  between the lender and borrower,  it is not expected that there will be a trading  market for them.  There is no  secondary  market for these  notes,  although  they are  redeemable  (and thus are  immediately repayable by the  borrower) at principal  amount,  plus accrued  interest,  at any time.  Accordingly,  the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased.  However,  in connection  with such purchases and on an ongoing basis,  the Manager will consider the earning power,  cash flow and other  liquidity  ratios of the issuer, and its  ability to pay  principal  and  interest  on demand,  including  a  situation  in which all  holders of such notes made demand simultaneously.  Investments in master demand notes are subject to the  limitation on  investments by the Fund in illiquid  securities, described in the  Prospectus.  Currently,  the Fund does not intend that its  investments  in variable  amount master demand notes will exceed 5% of its total assets.

         |X| Portfolio Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year,  its  portfolio  turnover rate would have been
100%. The Fund's  portfolio  turnover rate will fluctuate  from year to year.  Currently,  the Fund does not expect to have a portfolio turnover rate of more than 100% annually.

         The Fund can engage in short-term  trading to try to achieve its objective.  Portfolio  turnover  affects  brokerage costs the
Fund pays.  If the Fund  realizes  capital  gains when it sells its  portfolio  investments,  it must  generally pay those gains out to shareholders, increasing their taxable distributions.

         Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance.  Additionally,  the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders,  since the Fund will normally  distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund may from time to time use the types of investment strategies and investments  described  below. It is not required to use all of these  strategies at all times, and at times may not use them.

         |X| Foreign  Securities.  The Fund  expects to have  substantial  investments  in foreign  securities.  These  include  equity securities  issued by foreign  companies and debt  securities  issued by foreign  companies or  governments,  including  supra-national entities.  "Foreign  securities"  include equity and debt securities of companies  organized under the laws of countries other than the
United States and debt  securities  issued or guaranteed by  governments  other than the U.S.  government or by foreign  supra-national entities.  They also include  securities of companies  (including  those that are located in the U.S. or organized under U.S. law) that derive a significant  portion of their revenue or profits from foreign  businesses,  investments  or sales,  or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are  represented by American  Depository  Receipts or that are listed on a U.S.  securities exchange  or traded in the U.S.  over-the-counter  markets  are not  considered  "foreign  securities"  for the  purpose  of the Fund's investment  allocations,  because they are not subject to many of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Fund may purchase  securities  denominated in foreign  currencies,  a change in the value of such foreign currency against the U.S. dollar will result in a change in the amount of income the Fund has available for  distribution.  Because a portion of the Fund's  investment  income may be received in foreign  currencies,  the Fund will be required to compute its income in U.S. dollars for  distribution  to  shareholders,  and  therefore  the Fund  will  absorb  the cost of  currency  fluctuations.  After  the Fund has distributed  income,  subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign  securities  offers  potential  benefits not available  from  investing  solely in securities of domestic issuers.  They include the  opportunity to invest in foreign  issuers that appear to offer growth  potential,  or in foreign  countries with economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

                  |_| Foreign Debt  Obligations.  The debt obligations of foreign  governments and entities may or may not be supported by the full faith and credit of the  foreign  government.  The Fund may buy  securities  issued by certain  "supra-national"  entities, which include  entities  designated or supported by  governments  to promote  economic  reconstruction  or  development,  international banking  organizations  and related  government  agencies.  Examples are the  International  Bank for  Reconstruction  and  Development
(commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

         The governmental  members of these  supra-national  entities are "stockholders" that typically make capital  contributions and may be committed to make additional capital  contributions if the entity is unable to repay its borrowings.  A supra-national  entity's lending  activities  may be limited to a percentage of its total capital,  reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         The Fund can invest in U.S.  dollar-denominated  "Brady Bonds." These foreign debt  obligations may be fixed-rate par bonds or floating-rate  discount  bonds.  They are generally  collateralized  in full as to repayment of principal at maturity by U.S.  Treasury zero coupon  obligations  that have the same maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four  valuation components:  (i) the  collateralized  repayment of principal at final maturity;  (ii) the collateralized  interest payments;  (iii) the uncollateralized  interest payments; and (iv) any uncollateralized  repayment of principal at maturity.  Those uncollateralized amounts constitute what is called the "residual risk."

         If there is a default on collateralized  Brady Bonds resulting in acceleration of the payment  obligations of the issuer,  the zero coupon U.S.  Treasury  securities  held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral will be held by the collateral  agent to the scheduled  maturity of the defaulted  Brady Bonds.  The defaulted  bonds will continue to remain  outstanding,  and the face amount of the collateral  will equal the principal  payments which would have then been due on the Brady Bonds in the normal  course.  Because of the residual risk of
Brady Bonds and the history of defaults  with respect to  commercial  bank loans by public and private  entities of  countries  issuing
Brady Bonds, Brady Bonds are considered speculative investments.

                  |_| Risks of Foreign Investing.  Investments in foreign securities may offer special  opportunities for investing but also present special  additional risks and  considerations not typically  associated with investments in domestic  securities.  Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign  investments due to changes in currency rates or currency  control  regulations  (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities  in some  countries of  expropriation,  confiscatory  taxation,  political,  financial or social  instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

                  In the past,  U.S.  government  policies have  discouraged  certain  investments  abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

                  |_| Special Risks of Emerging Markets.  Emerging and developing  markets abroad may also offer special  opportunities for growth  investing but have greater risks than more developed  foreign  markets,  such as those in Europe,  Canada,  Australia,  New
Zealand and Japan. There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of securities may be subject to  additional  delays.  They are subject to greater  risks of  limitations  on the  repatriation  of income and profits because of currency  restrictions  imposed by local  governments.  Those countries may also be subject to the risk of greater political and economic  instability,  which can greatly  affect the  volatility  of prices of  securities  in those  countries.  The Manager will consider these factors when evaluating  securities in these markets,  because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

         |X|  Zero-Coupon  Securities.  The Fund can buy  zero-coupon  and delayed  interest  securities,  and  "stripped"  securities.
Stripped  securities are debt securities whose interest  coupons are separated from the security and sold separately.  The Fund can buy different types of zero-coupon or stripped  securities,  including,  among others, U.S. Treasury notes or bonds that have been stripped of their interest coupons,  U.S. Treasury bills issued without interest coupons,  and certificates  representing  interests in stripped securities.

         The Fund may buy  zero-coupon  and delayed  interest  securities,  and "stripped"  securities of  corporations  and of foreign government  issuers.  These are similar in structure to  zero-coupon  and "stripped"  U.S.  government  securities,  but in the case of foreign government  securities may or may not be backed by the "full faith and credit" of the issuing foreign  government.  Zero coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S.  government  zero-coupon securities.

         Zero-coupon  securities do not make  periodic  interest  payments and are sold at a deep  discount from their face value.  The buyer  recognizes  a rate of return  determined  by the  gradual  appreciation  of the  security,  which is redeemed at face value on a specified  maturity date.  This discount  depends on the time remaining  until  maturity,  as well as prevailing  interest  rates,  the liquidity  of the  security  and the credit  quality of the  issuer.  In the absence of threats to the  issuer's  credit  quality,  the discount  typically  decreases  as the  maturity  date  approaches.  Some  zero-coupon  securities  are  convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because  zero-coupon  securities pay no interest and compound  semi-annually  at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more  dramatically than the value of  interest-bearing  securities  when interest rates rise. When prevailing  interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

         The  Fund's  investment  in  zero-coupon  securities  may  cause  the  Fund to  recognize  income  and make  distributions  to shareholders  before it receives any cash  payments on the  zero-coupon  investment.  To generate  cash to satisfy  those  distribution requirements,  the Fund may have to sell portfolio  securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X| Commercial  (Privately-Issued)  Mortgage-Related Securities. The Fund may invest in commercial mortgage related securities issued by private entities.  Generally these are multi-class debt or pass-through  certificates secured by mortgage loans on commercial properties.  They are subject to the credit risk of the issuer.  These  securities  typically are  structured to provide  protection to investors in senior classes from possible losses on the underlying  loans.  They do so by having holders of  subordinated  classes take the first loss if there are defaults on the underlying  loans.  They may also be protected to some extent by guarantees,  reserve funds or additional collateralization mechanisms.

         |X| "Stripped"  Mortgage-Related  Securities. The Fund can invest in stripped mortgage-related  securities that are created by segregating  the cash flows from  underlying  mortgage loans or mortgage  securities to create two or more new  securities.  Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

         Mortgage  securities may be partially  stripped so that each class receives some interest and some  principal.  However,  they may be  completely  stripped.  In that  case all of the  interest  is  distributed  to  holders  of one type of  security,  known as an
"interest-only"  security,  or "I/O," and all of the  principal  is  distributed  to holders of another  type of  security,  known as a
"principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments  (including  prepayments) on the underlying mortgages.  If the underlying mortgages experience greater than anticipated  prepayments of principal,  the Fund might not fully recoup its investment in an I/O based on those assets.  If underlying  mortgages  experience less than  anticipated  prepayments of principal, the yield on the P/Os based on them could decline substantially.

         |X| Floating Rate and Variable Rate Obligations.     Variable rate demand  obligations  have a demand  feature that allows the
Fund to tender the  obligation  to the  issuer or a third  party  prior to its  maturity.  The tender may be at par value plus  accrued interest, according to the terms of the obligations.

         The interest  rate on a floating  rate demand note is adjusted  automatically  according to a stated  prevailing  market rate, such as a bank's  prime  rate,  the 91-day  U.S.  Treasury  Bill rate,  or some  other  standard.  The  instrument's  rate is  adjusted automatically  each time the base rate is  adjusted.  The  interest  rate on a  variable  rate  demand  note is also  based on a stated
prevailing market rate but is adjusted  automatically at specified intervals of not less than one year.  Generally,  the changes in the interest rate on such securities  reduce the  fluctuation in their market value. As interest rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated  floating rate or variable rate demand  obligation  meets the Fund's  quality  standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable  rate demand notes that have a stated  maturity in excess of one year may have features that permit the holder to recover the principal  amount of the underlying  security at specified  intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay the outstanding  principal  amount of the note plus accrued  interest.  Generally the issuer must provide a specified  number of days' notice to the holder.

         |X| Investing in Small,  Unseasoned Companies.  The Fund can invest in securities of small,  unseasoned  companies.  These are companies  that have been in operation for less than three years,  including the  operations of any  predecessors.  Securities of these companies may be subject to volatility in their prices.  They may have a limited trading market,  which may adversely affect the Fund's ability to dispose of them and can  reduce  the price the Fund might be able to obtain for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which there is limited  liquidity  might trade the security  when the Fund is  attempting to dispose of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained. The Fund currently does not intend to invest more than 5% of its net assets in those securities.

         |X|  When-Issued  and  Delayed-Delivery  Transactions.  The Fund may invest in  securities  on a  "when-issued"  basis and may purchase or sell securities on a  "delayed-delivery"  or "forward  commitment" basis.  When-issued and  delayed-delivery are terms that refer to securities  whose terms and indenture are available and for which a market  exists,  but which are not available for immediate delivery.

         When such  transactions  are  negotiated,  the price  (which is  generally  expressed in yield terms) is fixed at the time the commitment  is made.  Delivery  and payment for the  securities  take place at a later date  (generally  within 45 days of the date the offer is accepted).  The securities are subject to change in value from market  fluctuations  during the period until  settlement.  The value at delivery may be less than the purchase price.  For example,  changes in interest rates in a direction other than that expected by the Manager before  settlement will affect the value of such securities and may cause a loss to the Fund.  During the period between purchase  and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund from the  investment.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

         The Fund will engage in when-issued  transactions to secure what the Manager  considers to be an advantageous  price and yield at the time of entering into the  obligation.  When the Fund enters into a when-issued or  delayed-delivery  transaction,  it relies on the other party to complete the  transaction.  Its failure to do so may cause the Fund to lose the  opportunity  to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued  and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling securities  consistent with its investment  objective and policies for its portfolio or for delivery  pursuant to options  contracts it has entered into, and not for the purpose of investment  leverage.  Although the Fund will enter into  delayed-delivery  or when-issued purchase  transactions to acquire  securities,  it may dispose of a commitment  prior to settlement.  If the Fund chooses to dispose of the right to acquire a  when-issued  security  prior to its  acquisition  or to dispose of its right to delivery  or receive  against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the  commitment  to purchase or sell a security on a  when-issued  or delayed  delivery  basis,  it records the  transaction on its books and reflects the value of the security  purchased in determining the Fund's net asset value. In a sale  transaction,  it records the proceeds to be received.  The Fund will  identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When issued and  delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against anticipated changes in interest  rates and prices.  For  instance,  in periods of rising  interest  rates and falling  prices,  the Fund might sell securities in its portfolio on a forward  commitment basis to attempt to limit its exposure to anticipated  falling prices.  In periods of falling interest rates and rising prices,  the Fund might sell portfolio  securities and purchase the same or similar  securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X| Participation Interests.  The Fund can invest in participation interests,  subject to the Fund's limitation on investments in illiquid investments.  A participation  interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers  participation  interest bears to the total principal  amount of the loan. No more than 5% of the Fund's net assets can be invested in participation  interests of the same borrower.  The issuing  financial  institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

         Participation  interests are primarily dependent upon the  creditworthiness of the borrowing  corporation,  which is obligated to make payments of principal  and interest on the loan.  There is a risk that a borrower may have  difficulty  making  payments.  If a borrower  fails to pay scheduled  interest or principal  payments,  the Fund could  experience a reduction in its income.  The value of that participation  interest might also decline,  which could affect the net asset value of the Fund's shares. If the issuing financial institution  fails to perform its obligations  under the  participation  agreement,  the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

         |X|  Repurchase  Agreements.  The Fund can acquire  securities  subject to repurchase  agreements.  It may do so for liquidity purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds  from sales of Fund shares,  or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

         In a  repurchase  transaction,  the Fund buys a  security  from,  and  simultaneously  resells it to, an  approved  vendor for delivery on an  agreed-upon  future  date.  The resale  price  exceeds the  purchase  price by an amount that  reflects an  agreed-upon interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers  that have been designated as primary dealers in government  securities.  They must meet credit requirements set by the Fund's Board of Trustees from time to time.

         The majority of these  transactions  run from day to day, and delivery  pursuant to the resale  typically occurs within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond  seven days are subject to the Fund's  limits on holding illiquid  investments.  The Fund will not enter into a repurchase  agreement  that causes more than 10% of its net assets to be subject to  repurchase  agreements  having a maturity  beyond seven days.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase  agreements,  considered "loans" under the Investment  Company Act, are collateralized by the underlying  security.
The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the value of the collateral must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         |X| Illiquid and Restricted  Securities.  Under the policies and procedures  established by the Fund's Board of Trustees,  the
Manager  determines  the  liquidity  of certain of the Fund's  investments.  To enable the Fund to sell its  holdings  of a  restricted security not registered  under the Securities Act of 1933, the Fund may have to cause those  securities to be registered.  The expenses of registering  restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the
Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted  securities through private  placements.  Those securities have contractual  restrictions on their public resale.  Those  restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

         The Fund has  limitations  that apply to purchases of restricted  securities,  as stated in the Prospectus.  Those  percentage restrictions do not limit purchases of restricted  securities that are eligible for sale to qualified  institutional  purchasers  under
Rule 144A of the  Securities Act of 1933, if those  securities  have been  determined to be liquid by the Manager under  Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability  of reliable  pricing information,  among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.

         Illiquid  securities include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

         |X| Forward Rolls. The Fund can enter into "forward roll"  transactions with respect to mortgage related  securities.  In this type of transaction,  the Fund sells a mortgage related security to a buyer and simultaneously  agrees to repurchase a similar security
(the same type of  security,  and having the same  coupon  and  maturity)  at a later  date at a set  price.  The  securities  that are repurchased will have the same interest rate as the securities that are sold, but typically will be  collateralized  by different pools of mortgages (with  different  prepayment  histories)  than the securities that have been sold.  Proceeds from the sale are invested in short-term  instruments,  such as  repurchase  agreements.  The income  from those  investments,  plus the fees from the  forward  roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

         The Fund will only enter into "covered"  rolls. To assure its future payment of the purchase price,  the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

         These  transactions  have  risks.  During the period  between  the sale and the  repurchase,  the Fund will not be entitled to receive  interest and principal  payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

         |X|  Loans of  Portfolio  Securities.  To  raise  cash for  liquidity  purposes  or  income,  the Fund can lend its  portfolio securities to brokers,  dealers and other types of financial  institutions  approved by the Fund's Board of Trustees.  As a fundamental policy,  these  loans are  limited to not more than 25% of the value of the Fund's net assets.  The Fund  currently  does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

         There are some risks in  connection  with  securities  lending.  The Fund might  experience  a delay in  receiving  additional collateral  to secure a loan,  or a delay in  recovery  of the  loaned  securities  if the  borrower  defaults.  The Fund must  receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest on loaned  securities.  It also receives one or more of (a)  negotiated  loan fees, (b) interest on securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of interest may be shared with the borrower.  The Fund may also pay reasonable  finder's,  custodian  and  administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

         |X|  Asset-Backed  Securities.  Asset-backed  securities  are  fractional  interests  in pools of assets,  typically  accounts receivable  or  consumer  loans.  They are  issued by trusts or  special-purpose  corporations.  They are  similar  to  mortgage-backed securities,  described above, and are backed by a pool of assets that consist of obligations of individual  borrowers.  The income from the pool is passed through to the holders of participation  interest in the pools. The pools may offer a credit enhancement,  such as a bank letter of credit, to try to reduce the risks that the underlying  debtors will not pay their  obligations when due.  However,  the enhancement,  if any, might not be for the full par value of the security.  If the enhancement is exhausted and only required  payments of principal are not made, the Fund could suffer a loss on its investment or delays in receiving payment.

         The value of an  asset-backed  security is affected by changes in the market's  perception  of the asset backing the security, the  creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial  institution  providing any credit  enhancement,  and is also affected if any credit  enhancement  has been  exhausted.  The risks of investing in asset-backed securities  are  ultimately  related to payment of  consumer  loans by the  individual  borrowers.  As a purchaser  of an  asset-backed security,  the Fund would  generally  have no recourse to the entity that  originated  the loans in the event of default by a borrower.
The underlying loans are subject to prepayments,  which may shorten the weighted average life of asset-backed  securities and may lower their return,  in the same manner as in the case of  mortgage-backed  securities  and CMOs,  described  above.  Unlike  mortgage-backed securities, asset-backed securities typically do not have the benefit.

         |X|  Derivatives.  The Fund can invest in a variety of derivative  investments  to seek income or for hedging  purposes.  Some derivative  investments  the Fund can use are the hedging  instruments  described  below in this  Statement of Additional  Information.
However, the Fund is not obligated to use derivatives in seeking its objective.

         Some  of the  derivative  investments  the  Fund  can  use  include  debt  exchangeable  for  common  stock  of an  issuer  or
"equity-linked  debt  securities"  of an issuer.  At maturity,  the debt  security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's  common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity  will be less than the  principal  amount of the debt  because the price of the  issuer's  common stock might not be as high as the Manager expected.

         Other derivative investments the Fund can invest in include  mortgage-related  securities (described above) and "index-linked"
notes.  Principal  and/or  interest  payments  on these  notes  depend on the  performance  of an  underlying  index.  Currency-indexed securities are another derivative the Fund may use. Typically these are short-term or  intermediate-term  debt securities.  Their value at  maturity  or the rates at which they pay income  are  determined  by the  change in value of the U.S.  dollar  against  one or more foreign  currencies or an index.  In some cases,  these  securities  may pay an amount at maturity based on a multiple of the amount of the relative currency  movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         |X| Hedging.  Although the Fund can use hedging  instruments,  it is not  obligated to use them in seeking its  objective.  To attempt to protect against declines in the market value of the Fund's  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
         |_|  sell futures contracts,
         |_|  buy puts on such futures or on securities, or
|_|      write covered calls on securities or futures.  Covered calls may also be used to increase the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

         The Fund can use  hedging  to  establish  a  position  in the  securities  market as a  temporary  substitute  for  purchasing particular  securities.  In that case the Fund would normally seek to purchase the securities and then terminate that hedging position.
The Fund might also use this type of hedge to attempt to protect against the  possibility  that its portfolio  securities  would not be fully included in a rise in value of the market. To do so the Fund could:
         |_|  buy futures, or
         |_|  buy calls on such futures or on securities.

         The Fund's  strategy of hedging  with  futures and  options on futures  will be  incidental  to the Fund's  activities  in the underlying  cash market.  The particular  hedging  instruments  the Fund can use are described  below.  The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

         |_| Futures.  The Fund can buy and sell futures contracts that relate to (1)  broadly-based  stock indices (these are referred to as "stock  index  futures"),  (2) bond indices  (these are  referred to as "bond index  futures"),  (3) debt  securities  (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts") and (5) commodities.

         A  broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a particular  industry or group of industries.  A stock index assigns  relative  values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold  directly.  Bond index  futures are similar  contracts  based on the future value of the basket of  securities  that  comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures  transaction.  There is no delivery made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An  interest  rate  future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a  specified  type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         The Fund can invest a portion of its assets in commodity  futures  contracts.  Commodity futures may be based upon commodities within five main commodity groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which includes cattle and hogs; (3)  agriculture,  which includes wheat,  corn,  soybeans,  cotton,  coffee,  sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead,  nickel,  tin and zinc; and (5) precious metals,  which includes gold,  platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and futures on commodity indices with respect to these five main commodity  groups and the individual  commodities  within each group, as well as other types of commodities.

         No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures  transaction,  the
Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the  "futures  broker").  Initial margin payments will be deposited with the Fund's Custodian bank in an account  registered in the futures broker's name.  However,  the futures broker can gain access to that account only under specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value,  subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

         At any time prior to  expiration of the future,  the Fund may elect to close out its position by taking an opposite  position, at which time a final  determination  of variation  margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures  transactions  (except  forward  contracts)  are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_| Put and Call Options.  The Fund can buy and sell certain  kinds of put options  ("puts") and call options  ("calls").  The
Fund can buy and sell  exchange-traded  and  over-the-counter  put and call  options,  including  index  options,  securities  options, currency options, commodities options, and options on the other types of futures described above.

                  |_| Writing Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be  covered.  That means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for  certain types of calls,  the call may be covered by  segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is exercised. Up to 35% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security,  it receives cash (a premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security  during the call period at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call  exercises it, the Fund will pay an amount of cash equal to the difference  between the closing price of the call and the exercise price,  multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying  investment does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case, the fund would keep the cash premium.

         The Fund's Custodian,  or a securities  depository acting for the Custodian,  will act as the Fund's escrow agent, through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other  acceptable  escrow  securities.  In that way, no margin will be required  for such  transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement  with a primary U.S.  government securities  dealer which will establish a formula price at which the Fund will have the absolute  right to repurchase  that OTC option.
The formula  price will  generally be based on a multiple of the premium  received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat as illiquid (for purposes of its restriction on holding  illiquid  securities) the  mark-to-market  value of any
OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate  its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a "closing  purchase transaction."  The Fund will then  realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium  received on the call the Fund wrote is more or less than the price of the call the Fund  purchases  to close out the transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are  considered  short-term  capital gains for Federal income tax purposes,  as are the premiums on lapsed calls.  When distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot effect a  closing  purchase  transaction  due to the lack of a  market,  it will have to hold the  callable  securities  until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is  written,  the Fund must cover the call by  segregating  an  equivalent  dollar  amount of liquid assets.  The Fund will segregate  additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.  Because of this segregation  requirement,  in no circumstances  would the Fund's receipt of an exercise notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

                  |_| Writing Put Options.  The Fund can sell put options.  A put option on securities gives the purchaser the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than 25% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by segregated  liquid  assets.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the underlying  investment  remains equal to or above the exercise price of the put.
However,  the Fund also assumes the obligation  during the option period to buy the underlying  investment from the buyer of the put at the  exercise  price,  even if the value of the  investment  falls below the  exercise  price.  If a put the Fund has  written  expires unexercised,  the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised,  the
Fund must fulfill its  obligation to purchase the  underlying  investment  at the exercise  price.  That price will usually  exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment  and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security,  to secure its  obligation to pay for the  underlying  security the Fund will deposit in escrow liquid  assets with a value equal to or greater than the exercise  price of the  underlying  securities.  The Fund  therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer through  which the put was sold.  That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it receives  an  exercise  notice,  the Fund  effects a closing  purchase  transaction  by purchasing  a put of the same  series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it cannot  effect a closing purchase transaction.

         The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding put option it has written or to prevent the  underlying  security from being put.  Effecting a closing  purchase  transaction  will also permit the Fund to write another put option on the  security,  or to sell the security and use the proceeds from the sale for other  investments.  The Fund will realize a profit or loss from a closing  purchase  transaction  depending on whether the cost of the  transaction  is less or more than the premium  received from writing the put option.  Any profits from writing puts are considered  short-term  capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

         |_| Purchasing  Calls and Puts. The Fund can purchase calls to protect against the possibility  that the Fund's portfolio will not  participate  in an  anticipated  rise in the  securities  market.  When the Fund buys a call  (other  than in a  closing  purchase transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same  investment  during the call period at a fixed exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during the call period,  the market price of the  underlying  investment  is above the sum of the call price plus the  transaction costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund purchases a put, it pays a  premium  and,  except  as to puts on  indices,  has the  right  to sell the  underlying  investment  to a seller  of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on an  investment  the Fund does not own (such as an index or future)  permits  the Fund either to resell the put or to buy the  underlying  investment  and sell it at the  exercise  price.  The resale  price will vary  inversely to the price of the underlying  investment.  If the market price of the underlying  investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Buying a put on  securities  or futures  the Fund owns  enables  the Fund to attempt to protect  itself  during the put period against a decline in the value of the  underlying  investment  below the exercise  price by selling the  underlying  investment  at the exercise price to a seller of a corresponding  put. If the market price of the underlying  investment is equal to or above the exercise price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the
Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather than by delivery  of the  underlying  investment  to the Fund.  Gain or loss  depends on changes  in the index in  question  (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

                  |_|  Buying  and  Selling  Options  on  Foreign  Currencies.  The  Fund can buy and sell  calls  and puts on  foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the  over-the-counter  markets or are quoted by major recognized  dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the  Manager  anticipates  a rise in the  dollar  value of a  foreign  currency  in which  securities  to be  acquired  are denominated,  the  increased  cost of those  securities  may be partially  offset by  purchasing  calls or writing puts on that foreign currency.  If the  Manager  anticipates  a decline in the  dollar  value of a foreign  currency,  the  decline  in the dollar  value of portfolio  securities  denominated  in that currency  might be partially  offset by writing  calls or  purchasing  puts on that foreign currency.  However, the currency rates could fluctuate in a direction adverse to the Fund's position.  The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash  consideration  (or it can do so for additional  cash  consideration  held in a segregated  account by its Custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund  could  write a call on a foreign  currency  to  provide a hedge  against a  decline  in the U.S.  dollar  value of a security which the Fund owns or has the right to acquire and which is denominated in the currency  underlying the option.  That decline might be one that occurs due to an expected  adverse  change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund covers the option by maintaining  cash,  U.S.  government  securities or other liquid,  high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's Custodian bank.

         |_| Risks of Hedging  with  Options and Futures.  The use of hedging  instruments  requires  special  skills and  knowledge of investment  techniques  that are  different  than what is required  for normal  portfolio  management.  If the  Manager  uses a hedging instrument at the wrong time or judges market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  could affect its  portfolio  turnover  rate and  brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related portfolio  securities,  thus increasing its turnover rate. The exercise by the
Fund of puts on  securities  will cause the sale of  underlying  investments,  increasing  portfolio  turnover.  Although  the decision whether to exercise a put it holds is within the Fund's  control,  holding a put might  cause the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

         The  Fund  could  pay a  brokerage  commission  each  time it buys a call or put,  sells a call or put,  or buys or  sells  an underlying  investment in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage. The leverage offered by trading in  options  could  result in the Fund's net asset  value  being more  sensitive  to changes in the value of the  underlying investment.

         If a covered call written by the Fund is exercised on an  investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the  investment  has increased in value above the call price.

         An option  position may be closed out only on a market that  provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary  market will exist for any particular  option.  The Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or futures to attempt to  protect  against  declines  in the value of the Fund's  portfolio  securities.  The risk is that the  prices of the  futures or the applicable  index will  correlate  imperfectly  with the  behavior  of the cash prices of the Fund's  securities.  For  example,  it is possible  that while the Fund has used hedging  instruments  in a short hedge,  the market may advance and the value of the  securities held in the  Fund's  portfolio  might  decline.  If that  occurred,  the Fund  would lose  money on the  hedging  instruments  and also experience a decline in the value of its  portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a  diversified  portfolio of  securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities included in the applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads  between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants in the futures market are subject to margin deposit and  maintenance  requirements.
Rather than meeting  additional margin deposit  requirements,  investors may close futures contracts  through  offsetting  transactions which could distort the normal relationship  between the cash and futures markets.  Second, the liquidity of the futures market depends on participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements  in the futures market are less onerous than margin  requirements  in the  securities  markets.
Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging  instruments  to establish a position in the  securities  markets as a temporary  substitute  for the purchase  of  individual  securities  (long  hedging) by buying  futures  and/or  calls on such  futures,  broadly-based  indices or on securities.  It is  possible  that  when the Fund  does so the  market  might  decline.  If the Fund  then  concludes  not to invest in securities  because of  concerns  that the market  might  decline  further or for other  reasons,  the Fund will  realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Forward  Contracts.  Forward  contracts  are foreign  currency  exchange  contracts.  They are used to buy or sell foreign currency for future  delivery at a fixed price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign  currency  exchange  contracts  in a particular  foreign currency  to the  amount  of its  assets  denominated  in that  currency  or a  closely-correlated  currency.  The  Fund  may  also use
"cross-hedging"  where the Fund  hedges  against  changes  in  currencies  other  than the  currency  in which a  security  it holds is denominated.

         Under a forward  contract,  one party agrees to purchase,  and another  party agrees to sell, a specific  currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations  in the prices of the underlying  securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although  forward  contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract  for the purchase or sale of a security  denominated  in a foreign  currency,  or when it anticipates  receiving  dividend  payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the  dividend  payments.  To do so, the Fund could enter into a forward  contract  for the purchase or sale of the amount of foreign currency involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign  currency.  This is called a  "transaction  hedge." The  transaction  hedge will protect the Fund against a loss from an adverse  change in the  currency  exchange  rates  during the period  between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund  could  also use  forward  contracts  to lock in the U.S.  dollar  value of  portfolio  positions.  This is  called a
"position  hedge." When the Fund believes that foreign currency might suffer a substantial  decline against the U.S.  dollar,  it could enter  into a  forward  contract  to sell an amount  of that  foreign  currency  approximating  the value of some or all of the  Fund's portfolio  securities  denominated  in that foreign  currency.  When the Fund believes that the U.S.  dollar might suffer a substantial decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar amount.
Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund believes  that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever there is a decline in the U.S.  dollar  value of the  currency  in which  portfolio  securities  of the Fund are  denominated.  That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying  to its Custodian  bank assets having a value equal to the aggregate amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such contracts if the  consummation of the contracts  would obligate the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio  securities or other assets  denominated  in that currency or another  currency that is the subject of the hedge.

         However,  to avoid excess  transactions and transaction  costs,  the Fund may maintain a net exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities  or other assets  denominated  in foreign  currencies  if the excess amount is
"covered"  by liquid  securities  denominated  in any  currency.  The cover  must be at least  equal at all times to the amount of that excess.  As one alternative,  the Fund may purchase a call option  permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign  currencies  will change as a consequence of market  movements between  the date the forward  contract is entered  into and the date it is sold.  In some cases the Manager  might  decide to sell the security and deliver  foreign  currency to settle the original  purchase  obligation.  If the market value of the security is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund may have to purchase  additional  foreign  currency on the
"spot" (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot  market  some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely  difficult,  and the successful  execution of a short-term hedging strategy is highly uncertain.  Forward contracts  involve the risk that anticipated  currency  movements will not be accurately predicted,  causing  the Fund to  sustain  losses on these  contracts  and to pay  additional  transactions  costs.  The use of forward contracts  in this manner  might  reduce the Fund's  performance  if there are  unanticipated  changes in currency  prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the  maturity  of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a  portfolio security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract entitling it to sell the same amount of the same  currency on the maturity date of the first  contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward  contracts  varies with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually entered into on a principal basis,  no brokerage fees or commissions are involved.  Because these  contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although  the Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its  holdings of foreign currencies into U.S.  dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing
so. Foreign exchange dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the difference  between the prices at which they buy and sell various  currencies.  Thus,  a dealer  might offer to sell a foreign  currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         |_|  Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within  certain  guidelines and  restrictions  with respect to the use of futures as established  by the  Commodities  Futures  Trading
Commission  (the "CFTC").  In particular,  the Fund is exempted from  registration  with the CFTC as a "commodity pool operator" if the
Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging  position.  However,  under the Rule, the Fund must limit its  aggregate  initial  futures  margin and  related  options  premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging  strategies  under the Rule.  Under the Rule, the Fund must also use short futures and  options on futures  solely for bona fide  hedging  purposes  within the  meaning and intent of the  applicable  provisions  of the
Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges limit the maximum  number of options  that may be written or held by a single  investor or group of  investors  acting in concert.  Those  limits apply  regardless  of whether the options  were  written or  purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options that the Fund may write or hold may be affected by options  written or held by other  entities,  including  other  investment  companies  having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The exchanges also impose  position limits on futures transactions.  An exchange  may order the  liquidation  of positions  found to be in  violation of those limits and may impose  certain other sanctions.

         Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term debt  instruments in an amount equal to the market value of the securities  underlying the future,  less the margin deposit  applicable to it. The account must be a segregated account or accounts held by the Fund's Custodian bank.

         |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256  contracts"  under the Internal  Revenue Code. In general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,
Section 1256 contracts  held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though  they were  realized.  These  contracts  also may be  marked-to-market  for  purposes of  determining  the excise tax applicable to investment  company  distributions  and for other purposes under rules prescribed  pursuant to the Internal Revenue Code.
An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward  contracts the Fund enters into may result in "straddles" for Federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally,  a loss sustained on the  disposition of a position  making up a straddle is allowed only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
         (1)  gains or losses  attributable to fluctuations in exchange rates that occur between the time the Fund accrues  interest or other  receivables  or accrues  expenses or other  liabilities  denominated  in a foreign  currency and the time the Fund actually collects such receivables or pays such liabilities, and
         (2)  gains or losses  attributable  to fluctuations  in the value of a foreign  currency  between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency  gains and losses are offset  against  market gains and losses on each trade before  determining  a net "Section 988"
gain or loss under the  Internal  Revenue  Code for that trade,  which may  increase or  decrease  the amount of the Fund's  investment income available for distribution to its shareholders.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those  policies  that the Fund has  adopted  to govern  its investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.  Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         |_|  67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         The Fund's  investment  objective is a fundamental  policy.  Other  policies  described in the Prospectus or this Statement of
Additional  Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental policies  without  shareholder  approval.  However,  significant  changes to investment  policies will be described in  supplements  or updates to the  Prospectus  or this  Statement of  Additional  Information,  as  appropriate.  The Fund's most  significant  investment policies are described in the Prospectus.

         |X| Does the Fund Have Additional  Fundamental  Policies?  The following  investment  restrictions are fundamental policies of the Fund.

         |_| The Fund  cannot  buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting  securities.  That  restriction applies  to 75% of the  Fund's  total  assets.  The limit  does not apply to  securities  issued by the U.S.  government  or any of its agencies or instrumentalities.

         |_| The Fund cannot lend money.  However,  it can buy debt securities that its investment  policies and restrictions permit it to purchase.  The Fund may also lend its portfolio  securities  subject to the percentage  restrictions  set forth in this Statement of
Additional Information and may enter into repurchase agreements.

         |_| The Fund cannot concentrate  investments.  That means it cannot invest 25% or more of its total assets in companies in any one industry.  Obligations of the U.S. government,  its agencies and  instrumentalities  are not considered to be part of an "industry"
for the purposes of this restriction.

         |_| The Fund cannot buy or sell real estate,  including  futures  contracts.  However,  the Fund can purchase debt  securities secured by real estate or interests in real estate.

         |_| The Fund  cannot  underwrite  securities  of other  companies.  A  permitted  exception  is in case it is  deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         |_| The Fund cannot invest in physical  commodities  or commodity  contracts.  However,  the Fund may buy and sell the hedging instruments  permitted by any of its other investment policies.  The Fund can also buy and sell options,  futures,  securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities.

         |_| The Fund cannot  invest in the  securities  issued by any company for the purpose of acquiring  control or  management  of that company, except in connection with a merger, reorganization, consolidation or acquisition of assets.

         |_| The Fund  cannot  invest  in or hold  securities  of any  issuer  if  officers  and  Trustees  of the Fund or the  Manager individually  beneficially  own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         |_| The Fund  cannot buy  securities  on margin.  However,  this does not  prohibit  the Fund from making  margin  deposits in connection with any of the hedging instruments permitted by any of its other investment policies.

         |_| The Fund cannot borrow money in excess of 5% of the value of its total assets.  It can borrow only as a temporary  measure for extraordinary or emergency purposes.

         |_| The Fund cannot mortgage,  hypothecate or pledge any of its assets to secure a debt.  However,  the escrow arrangements in connection with hedging instruments are not considered to involve a mortgage, hypothecation or pledge.

         |_| The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which assets of the Fund are  designated  as  segregated,  or  margin,  collateral  or  escrow  arrangements  are  established,  to cover  the  related obligations.  Examples of those activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis,  it applies only at the time the Fund makes an investment.  The Fund need not sell  securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate  its  investments as described  above,  the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1987.

         The Fund is governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of  shareholders  under
Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performance,  and review the  actions of the  Manager.  Although  the Fund will not  normally  hold  annual  meetings  of its  shareholders,  it may hold shareholder  meetings from time to time on important matters,  and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         |X| Classes of Shares. The Board of Trustees has the power,  without  shareholder  approval,  to divide unissued shares of the
Fund into two or more  classes.  The Board has done so, and the Fund  currently  has four classes of shares:  Class A, Class B, Class C and Class N. All classes invest in the same investment portfolio. Each class of shares:
         o   has its own dividends and distributions,
         o   pays certain expenses which may be different for the different classes,
         o   may have a different net asset value,
         o   may have separate  voting rights on matters in which interests of one class are different from interests of another class,
             and
         o   votes as a class on matters that affect that class alone.

         Shares are freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional  shares voting  proportionally  on matters  submitted to the vote of  shareholders.  Each share of the Fund  represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         The Trustees are  authorized to create new series and classes of shares.  The Trustees may reclassify  unissued  shares of the
Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         |X| Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the Fund is not required to hold,  and does not plan to hold,  regular annual  meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other  applicable  law.  It will also do so when a  shareholder  meeting  is called  by the  Trustees  or upon  proper  request  of the shareholders.

         Shareholders have the right,  upon the declaration in writing or vote of two-thirds of the outstanding  shares of the Fund, to remove a Trustee.  The Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written  request of the record holders of 10% of its  outstanding  shares.  If the Trustees  receive a request from at least 10  shareholders  stating that they wish to  communicate  with other  shareholders  to request a meeting to remove a Trustee,  the Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.
The  shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at
$25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less.  The Trustees may also take other action as permitted by the Investment Company Act.

         |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust  contains an express  disclaimer of shareholder or
Trustee  liability for the Fund's  obligations.  It also provides for  indemnification  and reimbursement of expenses out of the Fund's property for any shareholder held personally  liable for its obligations.  The Declaration of Trust also states that upon request,  the
Fund shall assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Fund  shareholder  will incur  financial  loss from being held liable as a  "partner"  of the Fund is limited to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

         The Fund's  contractual  arrangements  state that any person doing  business with the Fund (and each  shareholder of the Fund)
agrees under its  Declaration of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings  with the Fund.  Additionally,  the  Trustees  shall have no personal  liability to any such person,  to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's  Trustees and officers and their  principal  occupations  and business  affiliations  and occupations  during the past five years are listed  below.  Trustees  denoted with an asterisk  (*) below are deemed to be  "interested persons" of the Fund under the  Investment  Company Act. All of the Trustees are Trustees or Directors of the following New  York-based
Oppenheimer funds1:

Oppenheimer California Municipal Fund                        Oppenheimer International Small Company Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                          Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                   Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                             Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                       Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                  Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                      Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                      Oppenheimer Trinity Core Fund
Oppenheimer Global Growth& Income Fund                   Oppenheimer Trinity Growth Fund
Oppenheimer Gold& Special Minerals Fund                  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund                        Oppenheimer World Bond Fund

         Ms. Macaskill and Messrs.  Spiro,  Donohue,  Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other
New  York-based  Oppenheimer  funds as with the Fund. As of January 5, 2001,  the Trustees and officers of the Fund as a group owned of record or beneficially  less than 1% of each class of shares of the Fund. The foregoing  statement does not reflect ownership of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey Partners,  L.P.  (investment  partnership)  (since 1982) and Chairman of Avatar Holdings,  Inc. (real estate development).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 75.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman Emeritus (August 1991 - August 1999),  Chairman (November 1987 - January 1991) and
a director (January 1969 - August 1999) of the Manager; President and Director of OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992).

Bridget A. Macaskill*, President and Trustee; Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman  (since August 2000),  Chief  Executive  Officer (since  September  1995) and a director (since December 1994) of the Manager;
President  (since  September 1995) and a director (since October 1990) of Oppenheimer  Acquisition  Corp., the Manager's parent holding company;  President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments,  Inc., an investment adviser subsidiary  of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (since  August 1994) and  Shareholder  Financial
Services,  Inc. (since September  1995),  transfer agent  subsidiaries of the Manager;  President (since September 1995) and a director
(since  November  1989) of  Oppenheimer  Partnership  Holdings,  Inc., a holding  company  subsidiary  of the Manager;  President and a director (since October 1997) of  OppenheimerFunds  International  Ltd., an offshore fund  management  subsidiary of the Manager and of
Oppenheimer  Millennium  Funds plc; a director of HarbourView  Asset Management  Corporation  (since July 1991) and of Oppenheimer Real
Asset  Management,  Inc.  (since  July  1996),  investment  adviser  subsidiaries  of the  Manager;  a director  (since  April 2000) of
OppenheimerFunds  Legacy Program, a charitable trust program  established by the Manager;  a director of Prudential  Corporation plc (a
U.K.  financial service company);  President and a trustee of other Oppenheimer  funds;  formerly President of the Manager (June 1991 -
August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other  Oppenheimer  funds.  Formerly he held the following  positions:  Vice Chairman (October 1995 - December
1997) and Executive Vice President  (December 1977 - October 1995) of the Manager;  Executive Vice President and a director (April 1986
- October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The Director of the  Institute  for  Advanced  Study,  Princeton,  N.J.  (since 1991) and a member of the National  Academy of Sciences
(since  1979);  formerly  (in  descending  chronological  order) a director of Bankers  Trust  Corporation,  Provost and  Professor  of
Mathematics at Duke University,  a director of Research Triangle  Institute,  Raleigh,  N.C., and a Professor of Mathematics at Harvard
University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural  historian;  a trustee of the Freer Gallery of Art (Smithsonian  Institute),  Executive  Committee of Board of
Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc.  (electric  utility holding  company),  Dominion  Energy,  Inc.  (electric power and oil & gas producer),  and Prime Retail,  Inc. (real estate investment  trust);  formerly  President and Chief Executive Officer of The Conference
Board, Inc.  (international  economic and business  research) and a director of Lumbermens Mutual Casualty Company,  American Motorists
Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of  Municipal  Assistance  Corporation  for the City of New York;  Senior  Fellow of Jerome  Levy  Economics  Institute,  Bard
College;  a director of RBAsset (real estate manager);  a director of OffitBank;  Trustee,  Financial  Accounting  Foundation (FASB and
GASB);  President,  Baruch College of the City University of New York; formerly New York State Comptroller and trustee,  New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 69.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman  of The  Directorship  Search  Group,  Inc.  (corporate  governance  consulting  and  executive  recruiting);  a  director  of
Professional  Staff  Limited (a U.K.  temporary  staffing  company);  a life trustee of  International  House  (non-profit  educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 70.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel,  Hogan& Hartson (a Washington,  D.C. law firm). Other directorships:  Allied Zurich Pl.c; ConAgra,  Inc.; FMC Corporation;
Farmers Group Inc.; Oppenheimer Funds; Texas Instruments Incorporated; Weyerhaeuser Co. and Zurich Allied AG.

Richard H. Rubinstein, Vice President and Portfolio Manager, Age: 52
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since October 1995) of the Manager;  an officer and portfolio manager of another  Oppenheimer  fund;  formerly a
Vice President of the Manager (June 1990 - October 1995).

David P. Negri, Vice President and Portfolio Manager, Age: 46.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since May 1998) and of HarbourView Asset Management Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of the Manager (July 1988 - May 1998)

George Evans, Vice President and Portfolio Manager, Age: 41.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since October 1993) and of HarbourView  Asset Management  Corporation  (since July 1994); an officer and portfolio manager of other Oppenheimer funds.

Michael S. Levine, Vice President and Portfolio Manager, Age: 35.
Two World Trade Center, New York, New York 10048-0203
Vice President (since June 1998) of the Manager;  an officer and portfolio manager of other Oppenheimer funds;  formerly Assistant Vice
President  and  Portfolio  Manager of the  Manager  (April  1996 - June  1998);  prior to joining  the  Manager in June 1994,  he was a portfolio manager and research associate for Amas Securities, Inc. (February 1990 - February 1994).

Susan Switzer, Vice President and Portfolio Manager, Age:  34
Two World Trade Center, New York, New York 10048-0203
Vice  President of the Manager since  December  2000;  Assistant  Vice  President of the Manager from  December 1997 to December  2000.
Prior to joining the Manager, she was a portfolio manager at Neuberger Berman from November 1994 to November 1997.

Andrew J. Donohue, Secretary Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive  Vice President  (since January 1993),  General  Counsel (since October 1991) and a director  (since  September  1995) of the
Manager;  Executive Vice President and General Counsel (since  September 1993) and a director (since January 1992) of  OppenheimerFunds
Distributor,  Inc.;  Executive Vice President,  General Counsel and a director (since  September 1995) of HarbourView  Asset Management
Corporation,  Shareholder Services,  Inc.,  Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership Holdings,  Inc., of OFI
Private  Investments,  Inc.  (since March 2000),  and of PIMCO Trust Company  (since May 2000);  President and a director of Centennial
Asset Management  Corporation  (since September 1995) and of Oppenheimer Real Asset Management,  Inc. (since July 1996); Vice President and a director (since September 1997) of  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds plc; a director (since
April 2000) of  OppenheimerFunds  Legacy  Program;  General  Counsel  (since May 1996) and Secretary  (since April 1997) of Oppenheimer
Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer and Principal Financial and Accounting Officer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer  (since March 1999) of the Manager;  Treasurer  (since March 1999) of HarbourView  Asset Management
Corporation,  Shareholder Services,  Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder  Financial Services,  Inc. and
Oppenheimer  Partnership  Holdings,  Inc., of OFI Private  Investments,  Inc. (since March 2000) and of OppenheimerFunds  International
Ltd. and  Oppenheimer  Millennium  Funds plc (since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of PIMCO Trust
Company;  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp. and of Centennial Asset Management  Corporation;  an
officer of other  Oppenheimer  funds;  formerly  Principal and Chief  Operating  Officer,  Bankers Trust Company - Mutual Fund Services
Division  (March 1995 - March 1999);  Vice  President  and Chief  Financial  Officer of CS First  Boston  Investment  Management  Corp.
(September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior  Vice  President  (since May 1985) and  Associate  General  Counsel  (since May 1981) of the  Manager;  Assistant  Secretary  of
Shareholder  Services,  Inc.  (since  May  1985),  Shareholder  Financial  Services,  Inc.  (since  November  1989);   OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund Accounting (since May 1996); an officer of other Oppenheimer  funds;  formerly an Assistant
Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996);  Assistant Treasurer of Oppenheimer  Millennium Funds plc (since
October 1997);  an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting
(April 1994 - May 1996), and a Fund Controller of the Manager.

         |X| Remuneration of Trustees.  The officers of the Fund and certain Trustees of the Fund (Ms.  Macaskill and prior to July 31,
1999 Mr.  Spiro) who are  affiliated  with the  Manager  receive no salary or fee from the Fund.  The  remaining  Trustees  of the Fund received the compensation  shown below. The compensation  from the Fund was paid during its fiscal period ended September 30, 2000. The compensation from all of the New York-based  Oppenheimer funds (including the Fund) was received as a director,  trustee or member of a committee of the boards of those funds during the calendar year 2000.

  ------------------------------------ ----------------------- ------------------------- --------------------------
                                                                                                   Total
                                                                      Retirement               Compensation
                                                                       Benefits                  from all
                                       Aggregate Compensation      Accrued as Part            New York based
            Trustee's Name                   From Fund1                of Fund                  Oppenheimer
          and Other Positions                                          Expenses              Funds (30 Funds)2
  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Leon Levy                                   $22,348                  $19,016                   $171,950
  Chairman
  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Robert G. Galli3                             $2,028                     $0                     $191,134
  Study Committee Member
  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Phillip A. Griffiths4                         $819                      $0                      $59,529

  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Benjamin Lipstein                           $24,775                  $21,896                   $148,639
  Study Committee Chairman,
  Audit Committee Member
  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Elizabeth B. Moynihan                        $3,430                   $1,461                   $104,695
  Study Committee Member
  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Kenneth A. Randall                          $13,531                  $11,738                    $96,034
  Audit Committee Chairman
  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Edward V. Regan                              $1,786                     $0                      $94,995
  Proxy Committee Chairman,
  Audit Committee Member
  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Russell S. Reynolds, Jr.                     $4,887                   $3,551                    $71,069
  Proxy Committee Member
  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Donald W. Spiro                               $950                      $0                      $63,435

  ------------------------------------ ----------------------- ------------------------- --------------------------
  ------------------------------------ ----------------------- ------------------------- --------------------------
  Clayton K. Yeutter5                          $1,243                     $0                      $71,069
  Proxy Committee Member
  ------------------------------------ ----------------------- ------------------------- --------------------------

  1Aggregate  compensation  includes  fees,  deferred  compensation,  if any, and retirement  plan benefits  accrued for a Trustee or
  Director.
  2For the 2000 calendar year.
  3Calendar year 2000 figures include compensation from the Oppenheimer New York, Quest and Rochester Funds.
  4Includes $819 deferred under Deferred Compensation Plan described below.
  5Includes $311 deferred under Deferred Compensation Plan described below.

         |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that  provides for payments to retired  Trustees.
Payments  are up to 80% of the average  compensation  paid during a Trustee's  five years of service in which the highest  compensation was  received.  A Trustee must serve as trustee for any of the New  York-based  Oppenheimer  funds for at least 15 years to be eligible for the maximum payment.  Each Trustee's  retirement benefits will depend on the amount of the Trustee's future compensation and length of service.  Therefore  the amount of those  benefits  cannot be  determined  at this time,  nor can we estimate the number of years of credited service that will be used to determine those benefits.

         |X|  Deferred  Compensation  Plan  for  Trustees.  The  Board  of  Trustees  has  adopted  a  Deferred  Compensation  Plan for disinterested  trustees  that  enables  them to elect to defer  receipt  of all or a portion of the annual  fees they are  entitled  to receive from the Fund. Under the plan, the compensation  deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially  affect the Fund's assets,  liabilities or net income per share.
The plan will not  obligate  the Fund to retain the  services  of any Trustee or to pay any  particular  level of  compensation  to any
Trustee.  Pursuant to an Order issued by the  Securities  and  Exchange  Commission,  the Fund may invest in the funds  selected by the
Trustee under the plan without  shareholder  approval for the limited  purpose of determining  the value of the Trustee's  deferred fee account.

         |X| Major  Shareholders.  As of January 5, 2001, there were no persons who owned of record or were known by the Fund to own of record 5% or more of any class of the Fund's outstanding shares.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts  Mutual Life
Insurance Company.

         |X| Code of Ethics.  The Fund,  The Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees,  including portfolio managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include persons with knowledge of the investments and investment  intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including securities  that may be purchased or held by the Fund,  subject to a number of restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's  registration  statement filed with the Securities and Exchange  Commission and can be reviewed  and copied at the SEC's Public  Reference  Room in  Washington,  D.C.  You can obtain  information  about the hours of operation  of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the
Fund's  registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet  web site at  HTTP://WWW.SEC.GOV.  Copies may be
                                                                                                     ------------------
obtained,  after paying a duplicating fee, by electronic  request at the following E-mail address:  PUBLICINFO@SEC.GOV.,  or by writing
                                                                                                    -------------------
to the SEC's Public Reference Section, Washington, D.C., 20549-0102.

         |X| The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management services to the Fund under an  investment  advisory  agreement  between the Manager and the Fund.  The Manager  selects  securities  for the Fund's  portfolio and handles  its  day-to-day  business.  The  portfolio  managers  of the Fund are  employed  by the  Manager  and are the  persons who are principally  responsible for the day-to-day  management of the Fund's  portfolio.  Other members of the Manager's Equity Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The  agreement  requires  the  Manager,  at its  expense,  to provide the Fund with  adequate  office  space,  facilities  and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide  effective  administration  for the Fund.  Those  responsibilities  include the  compilation and maintenance of records with respect to its  operations,  the  preparation and filing of specified  reports,  and  composition of proxy  materials and  registration statements for continuous public sale of shares of the Fund.

         The Fund pays  expenses not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory  agreement  lists examples of  expenses  paid by the Fund.  The major  categories  relate to  interest,  taxes,  brokerage  commissions,  fees to certain
Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain  printing and registration costs and  non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

         ---------------------------------- ----------------------------------------------------------------
         Fiscal Year ended 9/30:                    Management Fees Paid to OppenheimerFunds, Inc.
         ---------------------------------- ----------------------------------------------------------------
         ---------------------------------- ----------------------------------------------------------------
                       1998                                           $5,796,545
         ---------------------------------- ----------------------------------------------------------------
         ---------------------------------- ----------------------------------------------------------------
                       1999                                           $5,491,251
         ---------------------------------- ----------------------------------------------------------------
         ---------------------------------- ----------------------------------------------------------------
                       2000                                           $5,313,004
         ---------------------------------- ----------------------------------------------------------------

         The investment  advisory  agreement  states that in the absence of willful  misfeasance,  bad faith,  gross  negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not  liable for any loss  resulting  from a good  faith  error or  omission  on its part with  respect  to any of its duties  under the agreement.

         The agreement permits the Manager to act as investment  adviser for any other person,  firm or corporation and to use the name
"Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general  distributor.  If the
Manager  shall no longer  act as  investment  adviser  to the Fund,  the  Manager  may  withdraw  the right of the Fund to use the name
"Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment  Advisory  Agreement.  One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio  transactions  for the Fund.  The advisory  agreement  contains  provisions  relating to the  employment of broker-dealers  to  effect  the  Fund's  portfolio  transactions.  The  Manager  is  authorized  by the  advisory  agreement  to employ broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the  Investment  Company  Act.  The  Manager  may employ broker-dealers  that the Manager thinks, it its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain, at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.  "Best execution" means prompt and reliable execution at the most favorable price obtainable.  The Manager need not seek competitive  commission  bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the  investment  advisory  agreement,  the Manager may select  brokers (other than  affiliates)  that provide  brokerage and/or research  services for the Fund and/or the other accounts over which the Manager or its affiliates  have investment  discretion.
The  concessions  paid to such brokers may be higher than another  qualified  broker would  charge,  if the Manager  makes a good faith determination that the concession is fair and reasonable in relation to the services provided.  Subject to those  considerations,  as a factor in  selecting  brokers for the Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above.  Generally,  the Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's  portfolio managers.  In certain instances,  portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions  in securities  other than those for which an exchange is the primary market are generally  done with  principals or market makers.  In transactions  on foreign  exchanges,  the Fund may be required to pay fixed  brokerage  commissions and therefore would not have the  benefit of  negotiated  commissions  available  in U.S.  markets.  Brokerage  commissions  are paid  primarily  for transactions  in listed  securities or for certain  fixed-income  agency  transactions  in the secondary  market.  Otherwise  brokerage commissions  are paid  only if it  appears  likely  that a better  price or  execution  can be  obtained  by  doing  so.  In an  option transaction,  the Fund  ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.  Other funds advised by the Manager have investment  policies similar to those of the Fund. Those other funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more  funds  advised  by the  Manager  purchase  the same  security  on the same day from the same  dealer,  the transactions  under those  combined  orders are  averaged as to price and  allocated  in  accordance  with the  purchase or sale orders actually placed for each account.

         Most  purchases  of debt  obligations  are  principal  transactions  at net  prices.  Instead  of  using a  broker  for  those transactions,  the Fund normally deals directly with the selling or purchasing  principal or market maker unless the Manager determines that a better  price or  execution  can be  obtained  by using the  services  of a  broker.  Purchases  of  portfolio  securities  from underwriters  include a commission  or  concession  paid by the issuer to the  underwriter.  Purchases  from  dealers  include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research services provided by a  particular  broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  The investment  research  received  for the  commissions  of those  other  accounts  may be useful  both to the Fund and one or more of the
Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the  instance of a broker  through which trades are placed.

         Investment  research  services  include  information and analysis on particular  companies and industries as well as market or economic trends and portfolio  strategy,  market  quotations for portfolio  evaluations,  information  systems,  computer  hardware and similar  products and services.  If a research  service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other  administrative  functions),  then only the  percentage or component  that provides  assistance to the Manager in the  investment decision-making process may be paid in commission dollars.

         The Board of  Trustees  permits  the Manager to use stated  commissions  on  secondary  fixed-income  agency  trades to obtain research if the broker  represents to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless  principal  transaction.
The Board of Trustees  permits the Manager to use  concessions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

         The research  services  provided by brokers  broadens the scope and supplements the research  activities of the Manager.  That research  provides  additional  views and comparisons  for  consideration,  and helps the Manager to obtain market  information for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides information to the Board about the commissions  paid to brokers  furnishing such services,  together with the Manager's  representation that the amount of such concessions was reasonably related to the value or benefit of such services.

  ------------------------------------- ----------------------------------------------------------------------------
        Fiscal Year Ended 9/30:                        Total Brokerage Concessions Paid by the Fund1
  ------------------------------------- ----------------------------------------------------------------------------
  ------------------------------------- ----------------------------------------------------------------------------
                  1998                                                   $748,323
  ------------------------------------- ----------------------------------------------------------------------------
  ------------------------------------- ----------------------------------------------------------------------------
                  1999                                                   $374,665
  ------------------------------------- ----------------------------------------------------------------------------
  ------------------------------------- ----------------------------------------------------------------------------
                  2000                                                   $720,3402
  ------------------------------------- ----------------------------------------------------------------------------

1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal year ended 9/30/00,  the amount of transactions  directed to brokers for research  services was $122,602 and the amount of the concessions paid to broker-dealers for those services was $53,735,033.

Distribution and Service Plans

The Distributor.  Under its General Distributor's  Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous  public offering of the Fund's classes of shares.  The Distributor is not obligated to sell a specific number of shares.
Expenses normally attributable to sales are borne by the Distributor.

         The  compensation  paid to (or retained by) the Distributor  from the sale of shares or on the redemption of shares during the
Fund's three most recent fiscal years is shown in the table below.

-------------- ------------------ -------------------- -------------------- ------------------- --------------------
                   Aggregate        Class A Front-         Concessions         Concessions          Concessions
   Fiscal          Front-End           End Sales           on Class A           on Class B          on Class C
    Year         Sales Charges          Charges              Shares               Shares              Shares
    Ended         on Class A          Retained by          Advanced by         Advanced by          Advanced by
    9/30:           Shares           Distributor1         Distributor1         Distributor2        Distributor1
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
    1998           $910,294            $288,141              $88,505             $878,710            $134,394
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
    1999           $407,315            $141,422              $20,257             $381,434             $50,023
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
    2000           $392,339            $144,549              $14,825             $348,915             $48,291
-------------- ------------------ -------------------- -------------------- ------------------- --------------------
1.  Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.
2.  The Distributor  advances  concession  payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

---------------------- ----------------------------- ------------------------------- -------------------------------
                            Class A Contingent             Class B Contingent              Class C Contingent
                              Deferred Sales                 Deferred Sales                  Deferred Sales
     Fiscal Year             Charges Retained               Charges Retained                Charges Retained
     Ended 9/30               by Distributor                 by Distributor                  by Distributor
---------------------- ----------------------------- ------------------------------- -------------------------------
---------------------- ----------------------------- ------------------------------- -------------------------------
        2000                      $4,472                        $151,138                         $4,114
---------------------- ----------------------------- ------------------------------- -------------------------------

Distribution  and Service Plans.  The Fund has adopted a Service Plan for Class A shares and  Distribution  and Service Plans for Class
B, Class C and Class N shares under Rule 12b-1 of the Investment  Company Act. Under those plans the Fund pays the  Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Under the plans,  the Manager and the Distributor,  may make payments to affiliates and, in their sole  discretion,  from time to time,  may use  their own  resources  (at no direct  cost to the Fund) to make  payments  to  brokers,  dealers  or other  financial institutions  for  distribution  and  administrative  services they  perform.  The Manager may use its profits from the advisory fee it receives  from the Fund.  In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the Fund's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees must approve all material  amendments to a plan. An amendment to increase materially  the amount of payments to be made under a plan must be approved by  shareholders  of the class  affected by the  amendment.
Because  Class B shares of the Fund  automatically  convert into Class A shares  after six years,  the Fund must obtain the approval of both Class A and Class B shareholders for a proposed  material  amendment to the Class A plan that would materially  increase  payments under the plan.  That approval must be by a "majority" (as defined in the Investment  Company Act) of the shares of each Class,  voting separately by class.

         While the Plans are in effect,  the Treasurer of the Fund shall provide  separate written reports on the plans to the Board of
Trustees at least  quarterly for its review.  The Reports  shall detail the amount of all payments  made under a plan,  and the purpose for which the payments were made.  The reports on the Class B plan and Class C plan shall also include the  Distributor's  distribution costs for that quarter. Those reports are subject to the review and approval of the Independent Trustees.

         Each Plan  states  that  while it is in  effect,  the  selection  and  nomination  of those  Trustees  of the Fund who are not
"interested persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the  recipient  for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

         |X| Class A Service Plan.  Under the Class A service plan, the  Distributor  currently uses the fees it receives from the Fund to pay brokers,  dealers and other financial  institutions  (they are referred to as  "recipients")  for personal  services and account maintenance services they provide for their customers who hold Class A shares. The services include,  among others,  answering customer inquiries  about the Fund,  assisting  in  establishing  and  maintaining  accounts  in the Fund,  making the Fund's  investment  plans available and providing  other  services at the request of the Fund or the  Distributor.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan,  the Board has not yet done so. The  Distributor  makes payments to plan  recipients  quarterly at an annual rate not to exceed 0.25% of the average  annual net assets  consisting  of Class A shares.

         For the fiscal period ended  September 30, 2000 payments  under the Class A Plan totaled  $1,249,743  all of which was paid by the  Distributor to recipients.  That included  $74,786 paid to an affiliate of the  Distributor's  parent  company.  Any  unreimbursed expenses  the  Distributor  incurs with  respect to Class A shares in any fiscal year cannot be  recovered  in  subsequent  years.  The
Distributor may not use payments received the Class A Plan to pay any of its interest  expenses,  carrying charges,  or other financial costs, or allocation of overhead.

         |X| Class B, Class C and Class N Service and  Distribution  Plans.  Under each plan,  service fees and  distribution  fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular business day during the period.  The Class B, Class C and Class N plans provide for the  Distributor to be  compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

         The Class B, Class C and the Class N Plans  permit the  Distributor  to retain  both the  asset-based  sales  charges  and the service  fees or to pay  recipients  the  service fee on a quarterly  basis,  without  payment in  advance.  However,  the  Distributor currently  intends to pay the service fee to recipients in advance for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee payments  quarterly on those shares.  The advance payment is based on the net asset value of shares  sold.  Shares  purchased  by exchange do not qualify for the advance  service fee  payment.  If Class B,
Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         The Distributor  retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are  outstanding.  It pays the  asset-based  sales charge as an ongoing commission  to the  recipient  on  Class C  shares  outstanding  for a year or  more.  If a dealer  has a  special  agreement  with the
Distributor,  the Distributor  will pay the Class B, Class C and/or Class N service fee and the asset-based  sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

         The  asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the  asset-based  sales charges to the  Distributor  for its  services  rendered  in  distributing  Class B,  Class C and Class N  shares.  The  payments  are made to the
Distributor in recognition that the Distributor:
         o    pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
         o    may finance payment of sales concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
         o    employs personnel to support distribution of Class B, Class C and Class N shares, and
         o    bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current  shareholders)
              and state "blue sky" registration fees and certain other distribution expenses.

         The  Distributor's  actual  expenses in selling  Class B, Class C and Class N shares may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B,
Class C or Class N plan is terminated  by the Fund,  the Board of Trustees may allow the Fund to continue  payments of the  asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/00
--------------------------------------------------------------------------------------------------------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
                                                                         Distributor's            Distributor's
                                                                           Aggregate              Unreimbursed
                                Total                Amount               Unreimbursed            Expenses as %
                              Payments            Retained by               Expenses              of Net Assets
         Class               Under Plan           Distributor              Under Plan               of Class
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class B Plan                  $670,083              $528,605               $2,511,958                 3.76%
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class C Plan                  $386,245              $52,369                 $667,881                  1.73%
------------------------ -------------------- --------------------- ------------------------- ----------------------

         All payments under the Class B, Class C and the Class N plans are subject to the  limitations  imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety of terms to  illustrate  its  investment  performance.  Those terms include  "cumulative  total return,"  "average annual total return," "average annual total return at net asset value" and "total return at net asset  value." An  explanation  of how total  returns  are  calculated  is set forth  below.  The  charts  below show the Fund's performance  as of the Fund's most  recent  fiscal  year end.  You can obtain  current  performance  information  by calling the Fund's
Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's  illustrations  of its  performance  data in  advertisements  must comply with rules of the Securities and Exchange
Commission.  Those rules  describe  the types of  performance  data that may be used and how it is to be  calculated.  In general,  any advertisement  by the Fund of its performance  data must include the average annual total returns for the advertised class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and 10-year  periods (or the life of the class,  if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.  However,  a number of factors should be considered before using the Fund's  performance  information as a basis for comparison with other investments:
         |_| Total returns  measure the  performance  of a  hypothetical  account in the Fund over various  periods and do not show the performance of each shareholder's  account.  Your account's performance will vary from the model performance data if your dividends are received in cash,  or you buy or sell  shares  during the  period,  or you bought  your  shares at a different  time and price than the shares used in the model.
         |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
         |_| The  principal  value of the Fund's  shares and total returns are not  guaranteed  and normally will  fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
         |_| Total  returns for any given past period  represent  historical  performance  information  and are not,  and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The total returns of each class of shares of the Fund are affected by market conditions,  the quality of the Fund's investments,  the maturity of debt investments,  the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return  Information.  There are different types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period,  assuming that all dividends and capital gains distributions  are  reinvested  in  additional  shares  and that the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current  maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial  investment ("P") (unless the return is shown without sales charge, as described below).  For Class
B shares,  payment of the  applicable  contingent  deferred  sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

                  |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average  annual  compounded rate of return for each year in a specified  number of years.  It is the rate of return based on the change in value of a  hypothetical initial  investment  of $1,000  ("P" in the  formula  below)  held for a number of years  ("n" in the  formula)  to  achieve  an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                ERV -1 = AVERAGE ANNUAL TOTAL RETURN
                            -------------
                                  P

         |_|  Cumulative  Total Return.  The  "cumulative  total  return"  calculation  measures the change in value of a  hypothetical investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                 ERV - P = TOTAL RETURN
                            --------------
                                   P

         |_| Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total return "at net asset value"  (without  deducting  sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period for a  hypothetical  investment  in that class of shares  (without  considering  front-end or  contingent  deferred  sales  charges) and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

  --------------------------------------------------------------------------------------------------------------------
                                The Fund's Total Returns for the Periods Ended 9/30/004
  --------------------------------------------------------------------------------------------------------------------
  ------------- --------------------------- --------------------------------------------------------------------------
                Cumulative Total Returns                          Average Annual Total Returns
                (10 years or Life of
  Class     of  Class)
  Shares
  ------------- --------------------------- --------------------------------------------------------------------------
  ------------- --------------------------- ----------------------- ----------------------- --------------------------
                                                                            5-Year                   10-Year
                                                    1-Year            (or life-of-class)       (or life-of-class)
  ------------- --------------------------- ----------------------- ----------------------- --------------------------
  ------------- ------------- ------------- ----------- ----------- ----------- ----------- ------------- ------------
                After Sales   Without       After       Without     After       Without     After Sales   Without
                Charge        Sales Charge  Sales       Sales       Sales       Sales       Charge        Sales
                                            Charge      Charge      Charge      Charge                    Charge
  ------------- ------------- ------------- ----------- ----------- ----------- ----------- ------------- ------------
  ------------- ------------- ------------- ----------- ----------- ----------- ----------- ------------- ------------
  Class A        193.99%(1)    211.93%(1)     6.80%       13.31%      11.04%      12.36%     11.39%(1)     12.05%(1)
  ------------- ------------- ------------- ----------- ----------- ----------- ----------- ------------- ------------
  ------------- ------------- ------------- ----------- ----------- ----------- ----------- ------------- ------------
  Class B        74.45%(2)     75.45%(2)      7.30%       12.30%      11.11%      11.37%     11.56%(2)     11.69%(2)
  ------------- ------------- ------------- ----------- ----------- ----------- ----------- ------------- ------------
  ------------- ------------- ------------- ----------- ----------- ----------- ----------- ------------- ------------
  Class C        104.24%(3)    104.24%(3)     11.35%      12.35%      11.42%      11.42%     11.02%(3)     11.02%(3)
  ------------- ------------- ------------- ----------- ----------- ----------- ----------- ------------- ------------

  1. Inception of Class A: 4/24/87
  2. Inception of Class B: 8/29/95
  3. Inception of Class C: 12/1/93
  4. Class N shares  were not  offered  during  the  Fund's  fiscal  year  ended  9/30/00.  Therefore,  this  Statement  of  Additional
Information does not contain any performance information for that class.

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate  broadly-based market index in its
Annual Report to shareholders.  You can obtain that information by contacting the Transfer Agent at the addresses or telephone  numbers shown  on the  cover  of this  Statement  of  Additional  Information.  The Fund may  also  compare  its  performance  to that of other investments,  including  other mutual funds,  or use rankings of its  performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

         |X| Lipper  Rankings.  From time to time the Fund may  publish  the  ranking of the  performance  of its  classes of shares by
Lipper  Analytical  Services,  Inc.  Lipper is a  widely-recognized  independent  mutual fund monitoring  service.  Lipper monitors the performance  of  regulated  investment  companies,  including  the Fund,  and ranks  their  performance  for various  periods  based in categories  based on investment  styles.  Lipper  currently ranks the Fund's  performance  against all other balanced funds. The Lipper performance  rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |X|  Morningstar  Rankings.  From time to time the Fund may  publish  the star  ranking of the  performance  of its classes of shares by  Morningstar,  Inc., an  independent  mutual fund  monitoring  service.  Morningstar  ranks mutual funds in broad  investment categories:  domestic stock funds,  international  stock funds,  taxable bond funds and municipal bond funds.  The Fund is ranked among domestic stock funds.

         Morningstar  star  rankings are based on  risk-adjusted  total  investment  return.  Investment  return  measures a fund's (or class's) one-,  three-,  five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of
90-day U.S.  Treasury  bill returns  after  considering  the fund's sales  charges and  expenses.  Risk  measures a fund's (or class's)
performance  below 90-day U.S.  Treasury  bill returns.  Risk and  investment  return are combined to produce star rankings  reflecting performance  relative to the average fund in a fund's category.  Five stars is the "highest"  ranking (top 10% of funds in a category), four stars is "above  average" (next 22.5%),  three stars is "average"  (next 35%),  two stars is "below  average" (next 22.5%) and one star is "lowest"  (bottom  10%).  The current  star  ranking is the fund's (or  class's)  3-year  ranking or its combined 3- and 5-year ranking  (weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year  ranking  (weighted  40%, 30% and 30%,  respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

         The Fund may also  compare  its  performance  to that of other  funds in its  Morningstar  category.  In  addition to its star rankings,  Morningstar also categorizes and compares a fund's 3-year  performance  based on Morningstar's  classification of the fund's investments  and  investment  style,  rather than how a fund defines its  investment  objective.  Morningstar's  four broad  categories
(domestic equity,  international  equity,  municipal bond and taxable bond) are each further  subdivided into categories based on types of investments and investment styles.  Those comparisons by Morningstar are based on the same risk and return  measurements as its star rankings but do not consider the effect of sales charges..

         |X|  Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements  and sales literature  performance  information about the Fund cited in newspapers and other periodicals such as The New
York Times,  The Wall Street Journal,  Barron's,  or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other  investments,  and averages,  performance  rankings or other benchmarks  prepared by recognized mutual fund statistical services.

         Investors  may also wish to compare  the  returns  on the Fund's  share  classes  to the  return on  fixed-income  investments available from banks and thrift institutions.  Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.  However,  the
Fund's  returns and share price are not  guaranteed  or insured by the FDIC or any other agency and will  fluctuate  daily,  while bank depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer  Agent,  and of the investor  services provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor  services by third parties may include  comparisons of their services to those provided by other  mutual  fund  families  selected  by the rating or ranking  services.  They may be based upon the  opinions  of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

         Additional  information is presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information about the special sales charge  arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each  purchase  must be at least $25.  Shares will be purchased on the regular  business day the  Distributor  is  instructed  to initiate the Automated  Clearing  House ("ACH")  transfer to buy the shares.
Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH transfers on the business day the Fund received  Federal
Funds for the purchase  through the ACH system before the close of the New York Stock  Exchange.  The Exchange  normally closes at 4:00
P.M.,  but may close  earlier on certain  days.  The  proceeds  of ACH  transfers  are  normally  received by the Fund 3 days after the transfers are initiated.  If the proceeds of the ACH transfer are not received on a timely basis,  the  Distributor  reserves the right to cancel the purchase order.  The Distributor  and the Fund are not  responsible  for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of
Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor, dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described  in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

          |X| Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class A, Class B and Class N shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your
                ----------------------                                                 -----------------------------------
                  joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge
                                     ---------------------
                  rate that applies to current purchases of Class A shares, and
o        Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent
                ---------------------
                  deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares  purchased for a trust,  estate or other  fiduciary  account  (including one or more employee benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current offering price, of the shares you  previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer  Funds. The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Main Street Growth& Income Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund                               Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund                              Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund                       OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Developing Markets Fund                           OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                                    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund                              OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Balanced Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Europe Fund                                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Florida Municipal Fund                            Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund                         Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer Real Asset Fund
Oppenheimer Global Growth& Income Fund                       OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold &Special Minerals Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                           Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund                         Oppenheimer Trinity Growth Fund
Oppenheimer International Small Company Fund                  Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                                    Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund                             Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund                      Rochester Fund Municipals
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

         There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds except the money market funds. Under certain circumstances described in this Statement of Additional  Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters  of  Intent.  Under a Letter  of  Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other
Oppenheimer  funds during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases of Class A shares.
The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the
Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's  statement in writing to the  Distributor  of the intention to purchase  Class A shares or
Class A and Class B shares of the Fund (and other Oppenheimer  funds) during a 13-month period (the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified in the Letter.  Purchases  made by  reinvestment  of dividends or  distributions  of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables an investor to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation to current  purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering  price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of Intent period,  when added to the value (at offering  price) of the investor's  holdings of shares on the last day of that period, do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"  below (those terms may be amended by the  Distributor from time to time).  The investor  agrees that shares equal in value to 5% of the  intended  purchase  amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the Application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those  amendments will apply  automatically  to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase amount, the  commissions  previously  paid to the dealer of record for the account and the amount of sales charge  retained by the  Distributor will be adjusted to the rates  applicable to actual total  purchases.  If total eligible  purchases  during the Letter of Intent period exceed the intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the
Prospectus,  the sales  charges  paid will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of commissions  allowed or paid to the dealer over the amount of commissions  that apply to the actual  amount of  purchases.  The excess  commissions  returned to the  Distributor  will be used to purchase  additional shares  for the  investor's  account  at the net asset  value per share in  effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares in escrow  for  purchases  of  shares of the Fund and other  Oppenheimer  funds by
OppenheimerFunds  prototype  401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of  commissions  paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor to advise the
Distributor  about the  Letter in placing  any  purchase  orders for the  investor  during  the  Letter of Intent  period.  All of such purchases must be made through the Distributor.

         |X| Terms of Escrow That Apply to Letters of Intent.

         1.    Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended  purchase amount is $50,000,  the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000  purchase).  Any  dividends  and capital  gains  distributions  on the  escrowed  shares will be credited to the investor's account.

         2.    If the total minimum  investment  specified  under the Letter is completed  within the  thirteen-month  Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.    If, at the end of the  thirteen-month  Letter of Intent period the total purchases  pursuant to the Letter are less than the intended  purchase  amount  specified in the Letter,  the investor must remit to the  Distributor an amount equal to the difference between  the dollar  amount of sales  charges  actually  paid and the amount of sales  charges  which would have been paid if the total amount  purchased  had been made at a single  time.  That  sales  charge  adjustment  will apply to any  shares  redeemed  prior to the completion of the Letter.  If the  difference in sales charges is not paid within twenty days after a request from the  Distributor  or the dealer,  the Distributor  will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.
If a request is received to redeem  escrowed  shares prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter,  the investor  irrevocably  constitutes  and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

         5.    The shares  eligible  for  purchase  under the Letter (or the  holding of which may be counted  toward  completion  of a
Letter) include:
               (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
               (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
               (c) Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired  subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank account,  you must enclose a check (the minimum is $25) for the initial  purchase  with your  application.  Shares  purchased by Asset Builder Plan payments from bank accounts are subject to the redemption  restrictions  for recent purchases  described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder  Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts  offered by employers to their  employees.  Asset  Builder  Plans also enable  shareholders  of  Oppenheimer  Cash
Reserves to use their account in that fund to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         To make automatic  payments to purchase shares of the Fund,  your bank account will be debited  automatically.  Normally,  the debit will be made two business days prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the
Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish  Asset Builder  payments,  you should  obtain a prospectus  of the selected  fund(s) from your  financial advisor (or the Distributor)  and request an application  from the Distributor.  Complete the application and return it. You may change the amount of your Asset  Builder  payment or your can terminate  these  automatic  investments  at any time by writing to the Transfer
Agent. The Transfer Agent requires a reasonable  period  (approximately  10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of retirement  plans are entitled to purchase  shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement  plans whose records are maintained on a daily  valuation  basis by Merrill Lynch Pierce
Fenner& Smith,  Inc. or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor  signed the Merrill  Lynch record  keeping  service  agreement the plan has less than $3 million in assets (other than assets  invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in Class B shares of the Fund will have their
Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.

Cancellation  of  Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset value of the Fund's shares on the  cancellation  date is less than on the  purchase  date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by redeeming  shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different  shareholder  privileges and features.  The net income  attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C are subject.

         The  availability  of different  classes of shares permits an investor to choose the method of purchasing  shares that is more appropriate for the investor.  That may depend on the amount of the purchase,  the length of time the investor  expects to hold shares, and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales  charge.  While Class B, Class C and
Class N shares have no initial sales charge,  the purpose of the deferred sales charge and  asset-based  sales charge on Class B, Class
C and Class N shares is the same as that of the initial sales charge on Class A shares - to  compensate  the  Distributor  and brokers, dealers and financial  institutions  that sell shares of the Fund. A salesperson  who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         |X| Class B Conversion.  Under current  interpretations  of applicable federal income tax law by the Internal Revenue Service, the  conversion  of Class B shares to Class A shares after six years is not treated as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that  suspension  remained in effect.  Although  Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  shareholder,  and absent such exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase
Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is
                      $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |X| Allocation of Expenses.  The Fund pays expenses related to its daily operations,  such as custodian fees,  Trustees' fees, transfer  agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by shareholders.  However,  those  expenses  reduce the net asset value of shares,  and therefore  are  indirectly  borne by  shareholders through their investment.

         The methodology for calculating the net asset value,  dividends and  distributions of the Fund's share classes  recognizes two types of expenses.  General  expenses  that do not pertain  specifically  to any one class are  allocated pro rata to the shares of all classes.  The allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each class,  and then equally to each outstanding  share within a given class.  Such general expenses include  management fees,  legal,  bookkeeping and audit fees, printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined as of the close of business of The New York Stock  Exchange on each day that the Exchange is open.  The  calculation  is done by dividing the value of the Fund's net assets  attributable  to a class by the  number of shares of that  class  that are  outstanding.  The  Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example,  in case of weather  emergencies or on days falling before a holiday).  The  Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Presidents'  Day,  Martin Luther King,  Jr. Day,  Good Friday,  Memorial Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the  Exchange is closed
(including  weekends  and U.S.  holidays)  or after 4:00 P.M.  on a regular  business  day.  The Fund's  net asset  values  will not be calculated  on those  days,  and the values of some of the Fund's  portfolio  securities  may change  significantly  on those days when shareholders  may not purchase or redeem  shares.  Additionally,  trading on European and Asian stock  exchanges  and  over-the-counter markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those  securities  are  determined,  but  before  the close of The New York  Stock  Exchange,  will not be  reflected  in the Fund's calculation  of its net asset  values  that day unless the Board of Trustees  determines  that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

         |X|  Securities  Valuation.  The  Fund's  Board of  Trustees  has  established  procedures  for the  valuation  of the  Fund's securities. In general those procedures are as follows:

         |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
             (1)   if last sale  information  is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
             (2)   if last sale  information  is not  available on a valuation  date,  they are valued at the last  reported sale price preceding  the valuation  date if it is within the spread of the closing  "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
         |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained by the Manager from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the "bid" and "asked" prices  obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
         |_|  Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean  between the
"bid" and "asked" prices  determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
         |_| The following  securities  are valued at the mean between the "bid" and "asked"  prices  determined  by a pricing  service approved by the Fund's  Board of Trustees or obtained  by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:
             (1)  debt instruments that have a maturity of more than 397 days when issued,
             (2)  debt  instruments  that had a maturity of 397 days or less when issued and have a remaining  maturity of more than 60 days, and
             (3)  non-money  market  debt  instruments  that had a maturity  of 397 days or less when issued and which have a remaining maturity of 60 days or less.
         |_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
         |_| Securities  (including  restricted  securities) not having  readily-available  market  quotations are valued at fair value determined  under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government  securities,  mortgage-backed  securities,  corporate bonds and foreign government  securities, when last sale  information is not generally  available,  the Manager may use pricing services  approved by the Board of Trustees.  The pricing service may use "matrix"  comparisons to the prices for comparable  instruments on the basis of quality,  yield,  and maturity.
Other special factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio  valuation to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign  currency,  including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the principal  exchange on which they are traded or on NASDAQ, as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the  closing  "bid" and
"asked"  prices on the principal  exchange or on NASDAQ on the valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option,  an amount  equal to the premium  received is included in the Fund's  Statement  of Assets and
Liabilities as an asset. An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less than the cost of the closing  transaction.  If the Fund  exercises a put it holds,  the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         Information  on how to sell  shares  of the Fund is  stated in the  Prospectus.  The  information  below  provides  additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

         |_|  Class A shares  purchased  subject to an initial  sales  charge or Class A shares on which a  contingent  deferred  sales charge was paid, or
         |_|  Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed after the Transfer Agent receives the  reinvestment  order.  The  shareholder  must ask the Transfer Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares. The Fund may amend,  suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains  tax  payable  on that  gain.  If  there  has  been a  capital  loss on the  redemption,  some or all of the  loss may not be tax deductible,  depending on the timing and amount of the  reinvestment.  Under the Internal  Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another of the  Oppenheimer  funds within 90 days of payment of the sales  charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed may not include the amount of the sales  charge paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash.  However,  the
Board of Trustees of the Fund may determine that it would be detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the  redemption  proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act.  Under that rule,  the Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions in kind using the same method the Fund uses to value its portfolio securities  described  above under  "Determination  of Net Asset  Values Per  Share."  That  valuation  will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such shares has fallen  below the stated minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the  shareholders  in question (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.
Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus  under "How to Buy
Shares" for the  imposition of the Class B, Class C or Class N contingent  deferred  sales charge will be followed in  determining  the order in which shares are transferred.

Distributions  From Retirement Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans,
401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,  OppenheimerFunds  Retirement Plans," c/o the Transfer
Agent  at its  address  listed  in "How To Sell  Shares"  in the  Prospectus  or on the  back  cover of this  Statement  of  Additional
Information. The request must:
         (1)   state the reason for the distribution;
         (2)   state the owner's awareness of tax penalties if the distribution is premature; and
         (3)   conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request  redemption of their accounts.  The plan  administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer Agent before the  distribution may be made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available  from the  Transfer  Agent)  must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the
Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.
The Fund, the Manager, the Distributor,  and the Transfer Agent assume no responsibility to determine whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However,  if the  Distributor  receives a repurchase  order from a dealer or broker after the close of
The New York Stock  Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days.  Additionally,  the order must have been transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the  shares  have been  redeemed  upon the  Distributor's  receipt of the  required  redemption  documents  in proper  form.  The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at $5,000 or more can  authorize the Transfer
Agent to redeem shares (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be  requested  by  telephone  if payments  are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders  having AccountLink  privileges (see "How To Buy Shares") may arrange to
have  Automatic   Withdrawal  Plan  payments   transferred  to  the  bank  account   designated  on  the  Account   Application  or  by
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally  redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment  transmittal date you select in the Account  Application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund  cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share  purchases, shareholders  should not make regular additional Class A share purchases while  participating in an Automatic  Withdrawal Plan. Class B and Class C shareholders  should not establish  withdrawal plans,  because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C below).

         By requesting an Automatic  Withdrawal or Exchange Plan,  the  shareholder  agrees to the terms and  conditions  that apply to such plans, as stated below.  These provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted,  any amendments will automatically apply to existing Plans.

         |X| Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a pre-determined  amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Instructions  should be provided on the  OppenheimerFunds  Application or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this Statement of
Additional Information.

         |X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's  Automatic  Withdrawal  Plan  as  agent  for the  shareholder(s)  (the
"Planholder") who executed the Plan  authorization and application  submitted to the Transfer Agent.  Neither the Fund nor the Transfer
Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer the Plan.  Share  certificates  will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the  Planholder on the records of the Fund. Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund, which  will be done at net  asset  value  without  a sales  charge.  Dividends  on shares  held in the  account  may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.
Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals will normally be transmitted  three business days prior to the date selected for receipt of the payment,  according to the choice  specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The  amount and the  interval  of  disbursement  payments  and the  address  to which  checks are to be mailed or  AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The Planholder  should allow at least two weeks' time after mailing such  notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the  Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer Agent will redeem  the  number of shares  requested  at the net asset  value  per share in effect  and will mail a check for the  proceeds  to the
Planholder.

         The Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give  directions to the
Transfer  Agent to terminate a Plan.  The Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have  not  been  redeemed  will be  held in  uncertificated  form  in the  name of the  Planholder.  The  account  will  continue  as a dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt,  the  Planholder  may request  issuance of a portion of the shares in certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However,  should such uncertificated  shares become exhausted,
Plan withdrawals will terminate.

         If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have  appointed  any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
o        All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial
     Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial
     California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
     Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds.
     Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o        Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc.,
     Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market
     Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for
     Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other
     Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
     Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
     Floating Rate Fund if they are repurchased before the expiration of the holding period.
o        Class A, Class B, Class C and Class Y Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer
     Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

      Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money  market  fund  offered by the
      Distributor.  Shares of any money market fund purchased  without a sales charge may be exchanged for shares of Oppenheimer  funds offered with a sales charge upon  payment of the sales  charge.  They may also be used to purchase  shares of  Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge.
To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  Although the Fund may impose these changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be required to provide 60 days notice  prior to  materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

|X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge.  However,  when Class A shares  acquired by exchange of Class A shares of other  Oppenheimer  funds  purchased  subject to a Class A contingent  deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed  shares.  The Class B contingent  deferred sales charge is imposed on Class B shares acquired by exchange if they are  redeemed  within 6 years of the initial  purchase of the  exchanged  Class B shares.  The Class C contingent  deferred  sales charge is imposed  on Class C shares  acquired  by  exchange  if they are  redeemed  within 12 months of the  initial  purchase  of the exchanged  Class C shares.  With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement plan (not  including  IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment option  of the plan and Class N shares  are  redeemed  within  18 months  after  the  plan's  first  purchase  of Class N shares of any
Oppenheimer  fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         When Class B or Class C shares are  redeemed to effect an  exchange,  the  priorities  described in "How To Buy Shares" in the
Prospectus  for the  imposition  of the Class B or the Class C contingent  deferred  sales charge will be followed in  determining  the order in which the shares are exchanged.  Before exchanging shares,  shareholders  should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written  exchange  requests submitted in bulk by anyone on behalf of more than one  account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X| Telephone  Exchange Requests.  When you exchange some or all of your shares from one fund to another,  any special account feature such as an Asset  Builder  Plan or  Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the
Transfer  Agent not to do so.  However,  special  redemption  and exchange  features  such as Automatic  Exchange  Plans and  Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         |X|  Processing  Exchange  Requests.  Shares to be  exchanged  are redeemed on the regular  business  day the  Transfer  Agent receives an exchange request in proper form (the "Redemption Date").  Normally,  shares of the fund to be acquired are purchased on the
Redemption  Date,  but such  purchases  may be  delayed  by either  fund up to five  business  days if it  determines  that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any exchange request that may disadvantage it. For example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition  of  portfolio  securities  at a time or at a price  that  might be  disadvantageous  to the Fund,  the Fund may refuse the request.  For full or partial  exchanges of an account made by telephone,  any special account features such as Asset Builder Plans and
Automatic withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise.

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the number  requested  if the exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the  Prospectus  or this  Statement  of
Additional  Information,  or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The  different  Oppenheimer  funds  available  for exchange  have  different  investment  objectives,  policies  and risks.  A shareholder  should assure that the fund selected is appropriate for his or her investment and should be aware of the tax  consequences of an exchange.  For federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above,  discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

         Dividends  and  Distributions.  The Fund has no fixed  dividend  rate and there can be no  assurance  as to the payment of any dividends or the  realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market conditions,  the composition of the Fund's portfolio,  and expenses borne by the Fund or borne separately by a class.  Dividends  are  calculated  in the same  manner,  at the same  time,  and on the same day for each  class of  shares.  However, dividends  on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A shares.  That is because of the effect of the  asset-based  sales  charge  on Class B,  Class C and Class N shares.  Those  dividends  will also  differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions  and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts  may be  subject  to state  escheatment  laws,  and the Fund and the  Transfer  Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the  Fund's  Dividends  and  Distributions.  The  Federal  tax  treatment  of the  Fund's  dividends  and  capital  gains distributions is briefly highlighted in the Prospectus.

         Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends for the  dividends-received deduction  for  corporate  shareholders.  Long-term  capital  gains  distributions  are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the  aggregate  amount of  qualifying  dividends  that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the  deduction on dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option  premiums,  interest  income or short-term  gains from the sale of  securities or dividends  from foreign corporations, those dividends will not qualify for the deduction.

         Under the Internal  Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned  from  January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund will meet those  requirements.  However,  the Board of Trustees and the Manager might determine in a  particular  year  that it would be in the best  interests  of  shareholders  for the Fund not to make such  distributions  at the required  levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital  gains available for distribution to shareholders.

         The Fund intends to qualify as a "regulated  investment  company"  under the Internal  Revenue Code  (although it reserves the right not to qualify).  That  qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders without  having to pay tax on them.  This avoids a double tax on that income and capital  gains,  since  shareholders  normally will be taxed on the dividends  and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement  account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated  investment  company" under the Internal Revenue Code, it will not be liable for  Federal  income  taxes on  amounts  paid by it as  dividends  and  distributions.  The Fund  qualified  as a regulated  investment  company in its last fiscal  year.  The  Internal  Revenue Code  contains a number of complex  tests  relating to qualification  which the Fund might not meet in any  particular  year.  If it did not so  qualify,  the Fund  would be treated  for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

         If prior  distributions made by the Fund must be  re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment  in  Another  Fund.  Shareholders  of the  Fund  may  elect to  reinvest  all  dividends  and/or  capital  gains distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made without sales charge at the net asset  value per share in effect at the close of business on the payable  date of the  dividend or  distribution.  To elect this option,  the  shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other  Oppenheimer  funds (other than  Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales agreement with  OppenheimerFunds  Distributor,  Inc.,  a subsidiary  of the Manager that acts as the Fund's  Distributor.  The  Distributor  also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the Manager.  It is  responsible  for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying  dividends and  distributions  to shareholders.  It also handles shareholder  servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  The Bank of New York is the Custodian of the Fund's assets. The Custodian's  responsibilities  include safeguarding and controlling  the Fund's  portfolio  securities  and  handling  the  delivery of such  securities  to and from the Fund.  It will be the practice of the Fund to deal with the Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the
Manager and its  affiliates.  The Fund's cash balances  with the  custodian in excess of $100,000 are not protected by Federal  deposit insurance. Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

   OPPENHEIMER MULTIPLE STRATEGIES FUND

     Financials

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                      September 30, 2000
--------------------------------------------------------------------------------

                                                                  Market Value
                                                       Shares       See Note 1
================================================================================
   Common Stocks--54.3%
--------------------------------------------------------------------------------
   Basic Materials--2.3%
--------------------------------------------------------------------------------
   Chemicals--1.6%
   Bayer AG, Sponsored ADR                              72,000       $ 2,662,099
--------------------------------------------------------------------------------
   Dow Chemical Co.                                     54,000         1,346,625
--------------------------------------------------------------------------------
   Engelhard Corp.                                     173,000         2,811,250
--------------------------------------------------------------------------------
   Goodrich (B.F.) Co./1/                               87,000         3,409,312
--------------------------------------------------------------------------------
   Hercules, Inc.                                       95,000         1,341,875
                                                                     -----------
                                                                      11,571,161

--------------------------------------------------------------------------------
   Metals--0.1%
--------------------------------------------------------------------------------
   Aluminum--0.1%
   Alcoa, Inc.                                          40,500         1,025,156
--------------------------------------------------------------------------------
   Paper--0.6%
   Sonoco Products Co.                                 110,000         1,986,875
--------------------------------------------------------------------------------
   UPM-Kymmene Oyj                                      45,000         1,150,471
--------------------------------------------------------------------------------
   Weyerhaeuser Co.                                     40,000         1,615,000
                                                                     -----------
                                                                       4,752,346

--------------------------------------------------------------------------------
   Capital Goods--2.6%
--------------------------------------------------------------------------------
   Industrial Services--0.9%
   National Data Corp.                                  67,200         2,205,000
--------------------------------------------------------------------------------
   Pittston Brink's Group                              219,000         3,394,500
--------------------------------------------------------------------------------
   Service Corp. International                         345,000           840,937
                                                                     -----------
                                                                       6,440,437

--------------------------------------------------------------------------------
   Manufacturing--1.7%
   Coherent, Inc.1,2                                    61,000         4,148,000
--------------------------------------------------------------------------------
   Equitable Bag, Inc./2/,/3/                            1,861             1,861
--------------------------------------------------------------------------------
   Pall Corp.                                          165,000         3,289,687
--------------------------------------------------------------------------------
   Swift Transportation Co., Inc./2/                    80,900         1,056,756
--------------------------------------------------------------------------------
   Trinity Industries, Inc.                             58,000         1,355,750
--------------------------------------------------------------------------------
   Tyco International Ltd.                              47,500         2,464,062
                                                                     -----------
                                                                      12,316,116

--------------------------------------------------------------------------------
   Communication Services--2.7%
--------------------------------------------------------------------------------
   Telecommunications: Long Distance--1.3%
   Brocade Communications Systems, Inc./1/,/2/           2,750           649,000
--------------------------------------------------------------------------------
   ECI Telecommunications Ltd.                          30,400           931,000
--------------------------------------------------------------------------------
   Intermedia Communications, Inc./2/                      393            11,593
--------------------------------------------------------------------------------
   NTL, Inc./2/                                         49,000         2,269,312
--------------------------------------------------------------------------------
   Verizon Communications                               71,000         3,439,062
--------------------------------------------------------------------------------
   WorldCom, Inc./2/                                    81,000         2,460,375
                                                                     -----------
                                                                       9,760,342

 12   OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                            Market Value
                                                                               Shares         See Note 1
--------------------------------------------------------------------------------------------------------

Telephone Utilities--0.8%
SBC Communications, Inc.                                                       105,000       $ 5,250,000
--------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)                                 26,283,402           460,138
--------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference                      3,077,499            69,890
--------------------------------------------------------------------------------------------------------
Telefonica SA, BDR/2/                                                           15,026           297,262
                                                                                             -----------
                                                                                               6,077,290

Telecommunications: Wireless--0.6%
AT&T Wireless Group/2/                                                          50,000         1,043,750
--------------------------------------------------------------------------------------------------------
Millicom International Cellular SA/2/                                           75,600         2,688,525
--------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA                                             49,153,261           402,284
                                                                                             -----------
                                                                                               4,134,559

--------------------------------------------------------------------------------------------------------
Consumer Cyclicals--7.3%
--------------------------------------------------------------------------------------------------------
Autos&Housing--1.5%
Borg-Warner Automotive, Inc.                                                    64,000         2,120,000
--------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H/2/                                                 100,000         3,718,000
--------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                                         598,233         1,376,762
--------------------------------------------------------------------------------------------------------
Owens Corning                                                                  402,000         1,055,250
--------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                 40,300         2,871,375
--------------------------------------------------------------------------------------------------------
Toll Brothers, Inc./1/,/2/                                                       5,200           178,750
                                                                                             -----------
                                                                                              11,320,137

--------------------------------------------------------------------------------------------------------
Leisure&Entertainment--2.7%
Berjaya Sports Toto Berhad                                                     190,000           247,000
--------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                 88,000         1,606,000
--------------------------------------------------------------------------------------------------------
Callaway Golf Co./1/                                                           225,000         3,459,375
--------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                  90,000         2,216,250
--------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                            112,500         1,265,625
--------------------------------------------------------------------------------------------------------
International Game Technology/1/,/2/                                           172,100         5,786,862
--------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                   237,000         2,651,437
--------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                  165,000         3,183,648
                                                                                             -----------
                                                                                              20,416,197

--------------------------------------------------------------------------------------------------------
Media--1.3%
Donnelley (R.R.) & Sons Co.                                                     92,000         2,259,750
--------------------------------------------------------------------------------------------------------
Reed International plc                                                         225,000         1,786,398
--------------------------------------------------------------------------------------------------------
South China Morning Post Holdings Ltd.                                       2,356,000         1,797,920
--------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                               46,000         3,599,500
                                                                                             -----------
                                                                                               9,443,568

--------------------------------------------------------------------------------------------------------
Retail: General--0.3%
Federated Department Stores, Inc./2/                                            85,000         2,220,625

 13   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                    Continued
--------------------------------------------------------------------------------

                                                                                            Market Value
                                                                                Shares        See Note 1
  ----------------------------------------------------------------------------------------------------------

   Retail: Specialty--1.0%
   Borders Group, Inc./2/                                                      155,000       $ 2,160,312
  ----------------------------------------------------------------------------------------------------------
   Gap, Inc.                                                                   132,000         2,656,500
  ----------------------------------------------------------------------------------------------------------
   Pacific Sunware of California, Inc./2/                                      130,000         2,437,500
                                                                                            ----------------
                                                                                               7,254,312

   Textile/Apparel& Home Furnishings--0.5%
  ----------------------------------------------------------------------------------------------------------
   Jones Apparel Group, Inc./1/,/2/                                            130,000         3,445,000
   Consumer Staples--4.5%
  ----------------------------------------------------------------------------------------------------------
   Broadcasting--1.4%
  ----------------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc./1/,/2/                                    50,000         2,825,000
  ----------------------------------------------------------------------------------------------------------
   Cox Radio, Inc., Cl. A/2                                                    114,300         1,993,106
  ----------------------------------------------------------------------------------------------------------
   Emmis Communications Corp., Cl. A/2/                                         73,200         1,811,700
  ----------------------------------------------------------------------------------------------------------
   Infinity Broadcasting Corp., Cl. A/2/                                        82,500         2,722,500
  ----------------------------------------------------------------------------------------------------------
   Societe Europeenne des Satellites                                             8,600         1,305,394
                                                                                            ----------------
                                                                                              10,657,700
  ----------------------------------------------------------------------------------------------------------
   Entertainment--2.1%
   News Corp. Ltd. (The), Sponsored ADR, Preference                             47,000         2,203,125
  ----------------------------------------------------------------------------------------------------------
   Nintendo Co. Ltd.                                                            22,700         4,144,651
  ----------------------------------------------------------------------------------------------------------
   Viacom, Inc., Cl. B/1/,/2/                                                  164,920         9,647,820
                                                                                            ----------------
                                                                                              15,995,596

  ----------------------------------------------------------------------------------------------------------
   Household Goods--0.4%
   Wella AG                                                                     93,210         2,796,766
  ----------------------------------------------------------------------------------------------------------
   Wella AG, Preference, Non-Vtg.                                                9,100           323,238
                                                                                            ----------------
                                                                                               3,120,004

  ----------------------------------------------------------------------------------------------------------
   Tobacco--0.6%
  ----------------------------------------------------------------------------------------------------------
   Philip Morris Cos., Inc.                                                    147,500         4,342,031
  ----------------------------------------------------------------------------------------------------------
   Energy--5.3%
   Energy Services--2.2%
   Cooper Cameron Corp./1/,/2/                                                  22,500         1,657,969
  ----------------------------------------------------------------------------------------------------------
   Core Laboratories NV/2/                                                      90,000         2,210,625
  ----------------------------------------------------------------------------------------------------------
   Input/Output, Inc./1/,/2/                                                   238,000         2,290,750
  ----------------------------------------------------------------------------------------------------------
   Petroleum Geo-Services ASA, Sponsored ADR2                                  100,000         1,725,000
  ----------------------------------------------------------------------------------------------------------
   Santa Fe International Corp./1/                                             105,000         4,731,562

   Southern Energy, Inc./2/                                                     17,500           549,062
  ----------------------------------------------------------------------------------------------------------
   Transocean Sedco Forex, Inc./1/                                              58,000         3,400,250

                                                                                              16,565,218
                                                                                            ----------------
   Oil: Domestic--1.6%
  ----------------------------------------------------------------------------------------------------------
   Devon Energy Corp.                                                           59,422         3,574,233
  ----------------------------------------------------------------------------------------------------------
   Exxon Mobil Corp.                                                            34,501         3,074,902

 14   OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                              Market Value
                                                 Shares         See Note 1
--------------------------------------------------------------------------------
Oil: Domestic Continued
Kerr-McGee Corp.                                 20,000        $ 1,325,000
--------------------------------------------------------------------------------
Unocal Corp.                                    105,000          3,720,937
                                                              ------------------
                                                                11,695,072

--------------------------------------------------------------------------------
Oil: International--1.5%
Anderson Exploration Ltd./2/                    105,600          2,309,079
--------------------------------------------------------------------------------
Berkley Petroleum Corp./2/                      208,900          1,187,090
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference               33,300            952,976
--------------------------------------------------------------------------------
Talisman Energy, Inc./2/                        121,090          4,245,313
--------------------------------------------------------------------------------
Total Fina Elf SA, Sponsored ADR                 33,000          2,423,437
                                                              ------------------
                                                                11,117,895

--------------------------------------------------------------------------------
Financial--11.0%
--------------------------------------------------------------------------------
Banks--4.8%
ABN Amro Holding NV                              77,000          1,793,946
--------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA            150,000          1,040,124
--------------------------------------------------------------------------------
Bank of America Corp.                           213,000         11,155,875
--------------------------------------------------------------------------------
Chase Manhattan Corp./1/                        230,000         10,623,125
--------------------------------------------------------------------------------
Knight Trading Group, Inc./1/,/2/                53,600          1,929,600
--------------------------------------------------------------------------------
Societe Generale, Cl. A                          78,000          4,360,697
--------------------------------------------------------------------------------
UBS AG                                           11,200          1,490,396
--------------------------------------------------------------------------------
UniCredito Italiano SpA                         620,000          3,233,657
                                                              ------------------
                                                                35,627,420

--------------------------------------------------------------------------------
Diversified Financial--1.2%
C.I.T. Group, Inc., Cl. A                       126,000          2,205,000
--------------------------------------------------------------------------------
Equifax, Inc.                                    76,600          2,063,412
--------------------------------------------------------------------------------
Freddie Mac                                      43,800          2,367,937
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter& Co.                 29,000          2,651,687
                                                              ------------------
                                                                 9,288,036

--------------------------------------------------------------------------------
Insurance--2.1%
ACE Ltd./1/                                     158,000          6,201,500
--------------------------------------------------------------------------------
Aetna, Inc./1/                                   27,500          1,596,719
--------------------------------------------------------------------------------
Aon Corp.                                        50,000          1,962,500
--------------------------------------------------------------------------------
Skandia Forsakrings AB                          100,000          1,982,768
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                           49,700          3,652,950
                                                              ------------------
                                                                15,396,437

--------------------------------------------------------------------------------
Real Estate Investment Trusts--2.5%
Archstone Communities Trust                      95,000          2,333,438
--------------------------------------------------------------------------------
Avalonbay Communities, Inc.                      60,000          2,861,250
--------------------------------------------------------------------------------
Brandywine Realty Trust                         105,000          2,126,250
--------------------------------------------------------------------------------
Camden Property Trust                            65,000          2,015,000

 15    OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                    Continued
--------------------------------------------------------------------------------

                                                                      Market Value
                                                         Shares         See Note 1
-------------------------------------------------------------------------------------
Real Estate Investment Trusts Continued

CarrAmerica Realty Corp.                                 75,000        $ 2,268,750
-------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                                 65,000          2,283,125
-------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                     100,000          1,287,500
-------------------------------------------------------------------------------------
Equity Office Properties Trust                           43,441          1,349,386
-------------------------------------------------------------------------------------
Post Properties, Inc.                                    50,000          2,178,125
                                                                     ----------------
                                                                        18,702,824

-------------------------------------------------------------------------------------
Savings& Loans--0.4%
Washington Mutual, Inc.                                  70,000          2,786,875
-------------------------------------------------------------------------------------
Healthcare--5.5%
-------------------------------------------------------------------------------------
Healthcare/Drugs--4.1%
Abbott Laboratories/1/                                   54,000          2,568,375
-------------------------------------------------------------------------------------
Alkermes, Inc./2/                                        25,000            965,625
-------------------------------------------------------------------------------------
American Home Products Corp./1/                          64,000          3,620,000
-------------------------------------------------------------------------------------
AstraZeneca Group plc                                    61,300          3,213,589
-------------------------------------------------------------------------------------
Human Genome Sciences, Inc. /1/,/2/                      10,500          1,817,813
-------------------------------------------------------------------------------------
Johnson&Johnson/1/                                     44,730          4,201,824
-------------------------------------------------------------------------------------
Merck& Co., Inc./1/                                     40,000          2,977,500
-------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                 90,000          2,424,375
-------------------------------------------------------------------------------------
Novartis AG                                               2,500          3,833,025
-------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR4                               20,000            215,500
-------------------------------------------------------------------------------------
SmithKline Beecham plc, Cl. A, Sponsored ADR             37,000          2,539,125
-------------------------------------------------------------------------------------
UnitedHealth Group, Inc./1/                              20,500          2,024,375
                                                                     ----------------
                                                                        30,401,126

-------------------------------------------------------------------------------------
Healthcare/Supplies& Services--1.4%
Acuson Corp./2/                                         250,000          5,687,500
-------------------------------------------------------------------------------------
Affymetrix, Inc./1/,/2/                                   4,800            239,400
-------------------------------------------------------------------------------------
Covance, Inc./2/                                        145,000          1,187,188
-------------------------------------------------------------------------------------
Quintiles Transnational Corp./2/                         72,500          1,155,469
-------------------------------------------------------------------------------------
St. Jude Medical, Inc./1/,/2/                            38,000          1,938,000
                                                                     ----------------
                                                                        10,207,557

-------------------------------------------------------------------------------------
Technology--11.9%
-------------------------------------------------------------------------------------
Computer Hardware--3.1%
-------------------------------------------------------------------------------------
Canon, Inc.                                              77,000          3,413,196
-------------------------------------------------------------------------------------
Compaq Computer Corp.                                    48,000          1,323,840
-------------------------------------------------------------------------------------
International Business Machines Corp.                   162,000         18,225,000
                                                                        22,962,036
                                                                     ----------------

-------------------------------------------------------------------------------------
Computer Software--1.5%
Computer Associates International, Inc./1/               73,000          1,838,688
-------------------------------------------------------------------------------------
i2 Technologies, Inc./1/,/2/                              4,500            841,781

 16    OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                     Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Computer Software Continued

Microsoft Corp./2/                                      15,500        $   934,844
-----------------------------------------------------------------------------------
Peoplesoft, Inc./2/                                    105,000          2,933,438
-----------------------------------------------------------------------------------
Red Hat, Inc./2/                                        20,000            341,250
-----------------------------------------------------------------------------------
Sabre Holdings Corp.                                    60,000          1,736,250
-----------------------------------------------------------------------------------
Synopsys, Inc./2/                                       45,000          1,704,375
-----------------------------------------------------------------------------------
Veritas Software Corp./1/,/2/                            4,000            568,000
-----------------------------------------------------------------------------------
Yahoo!, Inc./1/,/2/                                      7,200            655,200
                                                                      -------------
                                                                       11,553,826

-----------------------------------------------------------------------------------
Communications Equipment--0.5%
Cisco Systems, Inc./1/,/2/                              38,000          2,099,500
-----------------------------------------------------------------------------------
Lucent Technologies, Inc.                               57,500          1,757,344
                                                                      -------------
                                                                        3,856,844

-----------------------------------------------------------------------------------
Electronics--6.2%
Analog Devices, Inc./1/,/2/                            105,000          8,669,063
-----------------------------------------------------------------------------------
ASM Lithography Holding NV/1/,/2/                       55,000          1,777,188
-----------------------------------------------------------------------------------
Intel Corp./1/                                         330,000         13,715,625
-----------------------------------------------------------------------------------
JDS Uniphase Corp./1/,/2/                                5,000            473,438
-----------------------------------------------------------------------------------
Keyence Corp.                                           13,530          4,682,787
-----------------------------------------------------------------------------------
KLA Instruments Corp./2/                                55,000          2,265,313
-----------------------------------------------------------------------------------
Lam Research Corp./2/                                   57,000          1,193,438
-----------------------------------------------------------------------------------
Loral Space& Communications Ltd./2/                   135,600            830,550
-----------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A/1/                     90,000          3,988,125
-----------------------------------------------------------------------------------
Motorola, Inc.                                          80,000          2,260,000
-----------------------------------------------------------------------------------
QLogic Corp./1/,/2/                                      6,000            528,000
-----------------------------------------------------------------------------------
RF Micro Devices, Inc./2/                               17,500            560,000
-----------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares             73,500          3,500,438
-----------------------------------------------------------------------------------
Teradyne, Inc./1/,/2/                                   45,000          1,575,000
                                                                      -------------
                                                                       46,018,965

-----------------------------------------------------------------------------------
Photography--0.6%
Concord Camera Corp./2/                                 42,000          1,076,250
-----------------------------------------------------------------------------------
Eastman Kodak Co.                                       40,000          1,635,000
-----------------------------------------------------------------------------------
Xerox Corp./2/                                          97,500          1,468,594
                                                                      -------------
                                                                        4,179,844

-----------------------------------------------------------------------------------
Transportation--0.5%
-----------------------------------------------------------------------------------
Railroads& Truckers--0.5%
Burlington Northern Santa Fe Corp.                      81,000          1,746,563
-----------------------------------------------------------------------------------
Werner Enterprises, Inc.                               184,200          2,164,350
                                                                      -------------
                                                                        3,910,913

 17    OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS        Continued
--------------------------------------------------------------------------------

                                                                                                         Market Value
                                                                                           Shares          See Note 1
-----------------------------------------------------------------------------------------------------------------------
Utilities--0.7%
-----------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.4%

Southern Co.                                                                              100,000        $  3,243,750
-----------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.3%
Dynegy, Inc./1/                                                                            46,000           2,622,000
                                                                                                         --------------
Total Common Stocks (Cost $264,093,854)                                                                   404,429,215

=======================================================================================================================
Preferred Stocks--1.3%
MediaOne Group, Inc., 7% Cv. Premium Income Exchangeable
Securities for Vodafone Airtouch plc common stock                                          17,500             651,875
-----------------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv./4/                                                          105,000           8,268,750
-----------------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity
Redeemable Stock, Units (each unit consists of one preferred plus one
warrant to purchase 5.3355 shares of Sovereign Bancorp common stock)/5/                    12,500             717,969
                                                                                                         --------------
Total Preferred Stocks (Cost $7,155,180)                                                                    9,638,594

                                                                                            Units
=======================================================================================================================
Rights, Warrants and Certificates--0.0%
-----------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01                                          550              39,806
-----------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/15/033                                                  300               4,537
-----------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/083                                           1,000              12,250
-----------------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA Rts., Exp. 10/5/00                                      4,915,326                  27
-----------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02                                                      300                  --
                                                                                                         --------------
Total Rights, Warrants and Certificates (Cost $0)                                                              56,620

                                                                                        Principal
                                                                                           Amount
=======================================================================================================================
Mortgage-Backed Obligations--4.1%
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 151, Cl. F, 9%, 5/15/21      $    447,603             467,043
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg
Participation Certificates, 7%, 5/1/29                                                  6,266,913           6,151,352
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security, Series 199, Cl. IO, 24.10%, 8/1/28 /6/                                        1,331,529             421,928
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.50%, 12/1/27-2/1/28                                  8,102,199           7,793,994
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 4/15/26                                                                             2,722,330           2,685,008

7.375%, 3/20/26                                                                           312,528             314,679
7.50%, 5/15/27                                                                         11,196,905          11,235,870
-----------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06 /4/                                  400,000             340,148
-----------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                      18,388              18,293
Series 1994-C2, Cl. E, 8%, 4/25/25                                                        715,837             705,883
Series 1994-C2, Cl. G, 8%, 4/25/25                                                        161,862             155,185

 18    OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                          Principal       Market Value
                                                                             Amount         See Note 1
========================================================================================================
Mortgage-Backed Obligations Continued
Salomon Brothers Mortgage Securities VII,
Commercial Mtg. Pass-Through Certificates:

Series 1996-B, Cl. 1, 7.136%, 4/25/26 /3/                               $   279,352        $   184,547
Series 1996-C1, Cl. F, 8.875%, 1/20/06 /7/                                  250,000            189,219
                                                                                            ------------
Total Mortgage-Backed Obligations (Cost $30,775,271)                                        30,663,149

========================================================================================================
U.S. Government Obligations--11.1%
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 7.125%, 1/15/30                       500,000            517,679
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                 500,000            495,469
6.50%, 11/15/26                                                             360,000            380,138
8.875%, 8/15/17                                                           3,650,000          4,695,955
10.75%, 5/15/03                                                           1,190,000          1,325,363
STRIPS, 6.30%, 8/15/25 /8/                                               15,300,000          3,491,613
STRIPS, 6.53%, 8/15/15 /8/                                                8,500,000          3,433,592
STRIPS, 7.10%, 11/15/18 /8/                                               9,350,000          3,098,038
STRIPS, 7.31%, 8/15/19 /8/                                               10,200,000          3,234,614
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.875%, 9/30/02-2/15/04                                                  30,000,000         29,948,445
6.125%, 12/31/01                                                         15,000,000         14,985,945
6.25%, 2/15/03-2/15/07                                                   12,130,000         12,265,628
6.50%, 10/15/06                                                           4,640,000          4,769,052
7.50%, 5/15/02                                                              327,000            334,255
                                                                                            ------------
Total U.S. Government Obligations (Cost $82,112,806)                                        82,975,786

========================================================================================================
Foreign Government Obligations--15.7%
--------------------------------------------------------------------------------------------------------
Argentina--3.9%
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas:
Series FRB, 7.375%, 3/31/05 /7/                                           6,848,000          6,269,344
Series PRE2, 6.62%, 4/1/01 /7/                                               77,813             76,957
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts.:
11.75%, 2/12/07 /4/[ARP]                                                    150,000            135,081
14.25%, 11/30/02 /3/,/7/                                                 13,125,000         13,125,000
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23 /7/                       14,000,000          9,520,000
                                                                                            ------------
                                                                                            29,126,382

--------------------------------------------------------------------------------------------------------
Australia--0.4%
New South Wales Treasury Corp. Gtd. Bonds, 7%, 4/1/04[AUD]                1,570,000            863,163
--------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable
Gtd. Nts., 10.50%, 5/15/03[AUD]                                           2,590,000          1,539,011
--------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Global Exchangeable
Gtd. Nts., 8%, 8/14/01[AUD]                                                 615,000            337,181
                                                                                            ------------
                                                                                             2,739,355

 19   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                Continued
--------------------------------------------------------------------------------

                                                                      Principal       Market Value
                                                                         Amount         See Note 1
----------------------------------------------------------------------------------------------------
Brazil--3.5%
Brazil (Federal Republic of) Debt Capitalization

Bonds, Series 20 yr., 8%, 4/15/14                                  $ 21,180,252        $ 16,255,843
----------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible
Interest Bonds, 7.375%, 4/15/06 /7/                                  10,555,500           9,961,753
                                                                                      --------------
                                                                                         26,217,596

----------------------------------------------------------------------------------------------------
Canada--2.8%
Canada (Government of) Bonds:
6.50%, 6/1/04[CAD]                                                   13,320,000           9,073,907
8.75%, 12/1/05[CAD]                                                     495,000             372,428
9.75%, 6/1/01[CAD]                                                    9,630,000           6,578,623
11.75%, 2/1/03[CAD]                                                     290,000             217,729
Series WL43, 5.75%, 6/1/29[CAD]                                       7,130,000           4,821,730
                                                                                      --------------
                                                                                         21,064,417

----------------------------------------------------------------------------------------------------
Denmark--0.4%
Denmark (Kingdom of) Bonds, 8%, 3/15/06[DKK]                         21,900,000           2,864,755
----------------------------------------------------------------------------------------------------
Finland--0.1%
Finland (Republic of) Bonds, Series RG, 9.50%, 3/15/04[EUR]             672,751             670,867
----------------------------------------------------------------------------------------------------
Germany--0.2%
Germany (Republic of) Bonds, Series 94, 6.25%, 1/4/24[EUR]            1,362,592           1,289,308
----------------------------------------------------------------------------------------------------
Great Britain--1.1%
United Kingdom Treasury Bonds:
7%, 6/7/02[GBP]                                                       2,415,000           3,635,852
7.25%, 12/7/07[GBP]                                                   2,400,000           3,920,982
10%, 9/8/03[GBP]                                                        325,000             533,033
                                                                                      --------------
                                                                                          8,089,867

----------------------------------------------------------------------------------------------------
Italy--0.0%
Italy (Republic of) Treasury Bonds, Buoni del
Tesoro Poliennali, 9.50%, 2/1/01[EUR]                                   209,164             187,172
----------------------------------------------------------------------------------------------------
Mexico--0.0%
United Mexican States Bonds, Series RG, 16.50%, 9/1/08 /3/ [GBP]         35,000              72,317
----------------------------------------------------------------------------------------------------
New Zealand--2.4%
New Zealand (Government of) Bonds, 10%, 3/15/02[NZD]                 42,705,000          18,124,882
----------------------------------------------------------------------------------------------------
Philippines--0.2%
Philippines (Republic of) Bonds, 8.60%, 6/15/27                       1,500,000           1,023,750
----------------------------------------------------------------------------------------------------
Poland--0.5%
Poland (Republic of) Bonds,12%, 6/12/01[PLZ]                         18,000,000           3,792,358
----------------------------------------------------------------------------------------------------
South Africa--0.2%
Eskom Depositary Receipts, Series E168, 11%, 6/1/08[ZAR]              6,430,000             769,890
----------------------------------------------------------------------------------------------------
Eskom Sec. Bonds, Series E168, 11%, 6/1/08[ZAR]                       3,000,000             359,202
                                                                                      --------------
                                                                                          1,129,092

----------------------------------------------------------------------------------------------------
Spain--0.0%
Spain (Kingdom of) Gtd. Bonds, Bonos y
Obligacion del Estado, 10.30%, 6/15/02[EUR]                             235,296             224,410
                                                                                      --------------
Total Foreign Government Obligations (Cost $122,284,891)                                116,616,528

 20    OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                          Principal      Market Value
                                                                                             Amount        See Note 1
=========================================================================================================================
Loan Participations--0.1%
-------------------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,

Tranche A, 7.75%, 1/1/09/3,/7/ (Cost $495,679)                                          $   538,333        $   485,846
=========================================================================================================================
Non-Convertible Corporate Bonds and Notes--6.8%
-------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts.,
Series B, 10/15/93                                                                          500,000            436,063
-------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.:
9.375% Sr. Nts., 11/15/09                                                                   750,000            683,437
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                   500,000            503,125
-------------------------------------------------------------------------------------------------------------------------
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                                   795,000            775,125
-------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 10% Sr. Unsec
Sub. Nts., Series B, 8/1/09                                                                 750,000            658,125
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                 600,000            279,000
-------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 11.70%
Unsec. Unsub. Bonds, 12/4/01[ITL]                                                        95,000,000             46,280
-------------------------------------------------------------------------------------------------------------------------
Amgen, Inc., 8.125% Unsec. Debs., 4/1/97                                                    110,000            111,515
-------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., 9.25% Sr. Unsec. Nts., 5/1/06                                     500,000            498,750
-------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04                                      200,000             89,000
-------------------------------------------------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                                       500,000            467,500
-------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose SA, 10.375% Debs., 1/31/02 /4/                                             320,000            327,200
-------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                   400,000            308,000
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts., 2/15/10                                  500,000            515,461
-------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                     700,000            717,500
-------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8.625% Sr.
Nts., Series B, 12/15/06                                                                    200,000            133,000
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                                      650,000            644,451
-------------------------------------------------------------------------------------------------------------------------
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                    750,000            761,250
-------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc., 7.375% Unsec. Debs., 3/1/97                                              500,000            453,279
-------------------------------------------------------------------------------------------------------------------------
Celcaribe SA, 14.50% Sr. Sec. Nts., 3/15/04 /3/                                             350,000            275,625
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 /9/                                                  500,000            293,750
8.625% Sr. Unsec. Nts., 4/1/09                                                              750,000            676,875
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 9.625% Sr. Unsec. Nts., Series B, 5/1/05                           500,000            498,750
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co., 7.375% Debs., 7/29/93                                                        440,000            419,740
-------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07 /9/                      850,000            820,250
-------------------------------------------------------------------------------------------------------------------------
Communications &Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05 /3/          1,300,000            890,500
-------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., 6.95% Sr. Unsec. Nts., 4/15/29                                                500,000            462,823
-------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
9% Sr. Nts., 5/15/11                                                                        500,000            477,500
10.75% Sr. Nts., 8/1/11                                                                     500,000            516,250
-------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
9.875% Sr. Sub. Debs., 2/15/13                                                              250,000            256,875
10.50% Sr. Sub. Debs., 5/15/16                                                              250,000            269,375
-------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                   400,000            342,000

 21   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS         Continued
--------------------------------------------------------------------------------

                                                                                 Principal      Market Value
                                                                                    Amount        See Note 1
===============================================================================================================
Non-Convertible Corporate Bonds and Notes Continued

D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                 $  600,000        $  585,000
---------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05 /9/           300,000           283,500
---------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                     700,000           472,500
---------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                         100,000            77,375
---------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07 /4/                            600,000           600,000
---------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                 700,000           689,500
---------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                 250,000           266,043
---------------------------------------------------------------------------------------------------------------
Empresas ICA Sociedad Controladora SA de CV, 11.875% Nts., 5/30/01 /3/              30,000            29,175
---------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
11.25% Sr. Nts., 7/1/08                                                            500,000           498,750
11.25% Sr. Nts., 7/15/10/4                                                         400,000           403,000
---------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                       600,000           483,000
---------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd.:
8.05% Cv. Nts., 6/15/03[NZD]                                                        35,000            14,107
10% Cv. Unsec. Sub. Nts., 4/30/05[NZD]                                              35,000            14,903
---------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.70% Unsec. Debs., 5/15/97                                        500,000           452,353
---------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                      250,000           255,000
---------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Unsec. Nts., 5/15/08                     750,000           753,750
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec
Unsub. Nts., Series B, 1/28/10                                                     500,000           510,361
---------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05                   950,000           999,875
---------------------------------------------------------------------------------------------------------------
Grupo Posadas SA de CV, 10.375% Unsec. Unsub. Bonds, 2/13/02                        25,000            23,944
---------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                       200,000           192,000
---------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon
Sr. Unsec. Disc. Nts., 13.08%, 12/31/09 /8/                                      1,000,000           325,000
---------------------------------------------------------------------------------------------------------------
IBM Corp., 7.125% Sr. Unsec. Unsub. Debs., 12/1/96                                 500,000           469,541
---------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08                 500,000           481,250
---------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05             500,000           505,000
---------------------------------------------------------------------------------------------------------------
Kaiser Aluminum& Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                     500,000           462,500
---------------------------------------------------------------------------------------------------------------
Kaufman&Broad Home Corp., 7.75% Sr. Nts., 10/15/04                               400,000           382,500
---------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                            100,000           102,875
---------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                               900,000           891,000
---------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Unsec. Nts., 3/15/08                         300,000           288,000
---------------------------------------------------------------------------------------------------------------
Loral Space& Communications Ltd., 9.50% Sr. Nts., 1/15/06                         300,000           216,000
---------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                             300,000           293,625
9.875% Sec. Nts., Series B, 5/1/07                                                 300,000           293,625
---------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                    500,000           471,250
---------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                             250,000           235,000
10% Sr. Unsec. Nts., Series B, 11/15/08                                            750,000           705,000
---------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06 /9/           750,000           648,750
---------------------------------------------------------------------------------------------------------------
Motorola, Inc., 5.22% Unsec. Debs., 10/1/97                                        170,000           111,054

 22    OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                  Principal      Market Value
                                                                                     Amount        See Note 1
==============================================================================================================
Non-Convertible Corporate Bonds and Notes Continued

News America Holdings, Inc., 8.50% Sr. Nts., 2/15/05                             $1,000,000        $1,044,669
--------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08 /9/                                                300,000           230,250
9.375% Sr. Unsec. Nts., 11/15/09                                                    500,000           490,000
--------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 10.75% Sr. Unsec. Nts., 6/1/09                       500,000           465,000
--------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                 183,000           185,745
--------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.90% Sr. Bonds, 5/15/97                                    500,000           471,101
--------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08/9/                   500,000           306,250
--------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03 /3/                                    325,000           287,625
--------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09 /4/                                       250,000           280,000
--------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04 /3/,/10/             155,000            24,025
--------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07            900,000           796,500
--------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                    1,000,000           775,000
--------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                                750,000           491,250
--------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                   750,000           811,875
--------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
10.625% Second Priority Sr. Sec. Nts., 4/15/05                                      300,000           310,500
11.50% Sr. Sec. Nts., 6/1/04                                                        300,000           334,500
--------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                200,000           146,000
--------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                     500,000           503,125
10.875% Sr. Sub. Nts., 4/1/08                                                       250,000           230,000
--------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07 /3/         1,300,000         1,365,000
--------------------------------------------------------------------------------------------------------------
Rohm& Haas Co., 7.85% Unsec. Debs., 7/15/29                                        500,000           493,841
--------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                       750,000           720,000
--------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                       500,000           466,250
9% Sr. Unsec. Sub. Nts., 7/15/07                                                    375,000           356,250
--------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 10.75% Sr. Nts., 3/15/10 /4/                            500,000           475,000
--------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                670,000           472,350
12.375% Sr. Sec. Nts., Series B, 7/15/06                                            400,000           406,000
--------------------------------------------------------------------------------------------------------------
Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08 /3/                                275,862           251,034
--------------------------------------------------------------------------------------------------------------
Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08 /3/                                 55,172            50,207
--------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts., 5/1/08 /2/,/3/,/10/               400,000            14,000
--------------------------------------------------------------------------------------------------------------
Telewest Communications plc, 0%/11% Sr. Disc. Debs., 10/1/07 /9/                  1,000,000           962,500
--------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                      300,000           288,750
9.25% Sr. Nts., 9/1/10 /4/                                                          300,000           315,000
--------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                     475,000           306,375
--------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                          950,000           665,000
--------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 13.375%
Sr. Disc. Nts., Series B, 12/15/03                                                1,000,000         1,015,000
--------------------------------------------------------------------------------------------------------------
Travelers Group, Inc., 6.875% Unsec. Nts., 2/15/98                                  550,000           485,364

 23   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
   STATEMENT OF INVESTMENTS                Continued
--------------------------------------------------------------------------------

                                                                                      Principal         Market Value
                                                                                         Amount           See Note 1
======================================================================================================================
Non-Convertible Corporate Bonds and Notes Continued

TV Azteca SA de CV, 10.50% Sr. Nts., Series B, 2/15/07                             $    200,000         $    186,000
----------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 /3/                                  500,000              472,500
----------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875%
Sr. Unsec. Nts., Series B, 8/1/09                                                       400,000              342,000
----------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                         500,000              450,000
----------------------------------------------------------------------------------------------------------------------
Vodafone AirTouch plc, 7.75% Unsec. Unsub. Nts., 2/15/10 /4/                            500,000              510,448
----------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                         1,082,364            1,174,366
----------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 7.55% Sr. Unsec. Nts., 2/15/30                                   500,000              517,445
----------------------------------------------------------------------------------------------------------------------
WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28                                          500,000              453,935
----------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                 700,000              665,000
                                                                                                        --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $54,264,525)                                        51,157,510

======================================================================================================================
Convertible Corporate Bonds and Notes--0.6%
----------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07 /4/                                    1,000,000              597,500
----------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., 5% Cv. Nts., 3/15/07 /4/                                      750,000              600,000
----------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                             600,000              913,500
----------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts., 3/15/10                          500,000              425,625
----------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Unsec. Sub. Nts., 2/15/05                                       500,000              405,625
----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10 /4/                            700,000              659,750
----------------------------------------------------------------------------------------------------------------------
Photronics, Inc., 6% Cv. Sub. Nts., 6/1/04                                              750,000              725,625
                                                                                                        --------------
Total Convertible Corporate Bonds and Notes (Cost $4,208,188)                                              4,327,625

======================================================================================================================
Structured Instruments--0.0%
Credit Suisse First Boston Corp. (New York Branch), Carnival
Corp. Equity Linked Nts., 7%, 7/17/023 (Cost $249,487)                                  255,000              283,050

                                              Date         Strike                     Contracts
======================================================================================================================
Options Purchased--0.0%
Philip Morris Cos., Inc. Call (Cost $79,800) 1/22/01        $35                             350               41,562

                                                                                      Principal
                                                                                         Amount
======================================================================================================================
Repurchase Agreements--5.5%
Repurchase agreement with Zion First National Bank, 6.50%, dated
9/29/00, to be repurchased at $40,925,156 on 10/2/00, collateralized by U.S. Treasury Bonds, 10.75%, 2/15/03, with a value of $4,561,234 and U.S. Treasury Nts., 5.75%-6.375%, 6/30/01-10/31/02, with a
value of $37,190,007 (Cost $40,903,000)                                            $ 40,903,000           40,903,000
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $606,622,681)                                            99.5%         741,578,485
----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                             0.5            3,369,243
                                                                                --------------------------------------
Net Assets                                                                                100.0%        $744,947,728
                                                                                ======================================

 24    OPPENHEIMER MULTIPLE STRATEGIES FUND

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP       Argentine Peso            GBP            British Pound Sterling
AUD       Australian Dollar         ITL            Italian Lira
CAD       Canadian Dollar           NZD            New Zealand Dollar
DKK       Danish Krone              PLZ            Polish Zloty
EUR       Euro                      ZAR            South African Rand

1.   A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                              Contracts      Expiration        Exercise         Premium    Market Value
                                        Subject to Call            Date           Price        Received      See Note 1
------------------------------------------------------------------------------------------------------------------------

ACE Ltd.                                            500        11/20/00        $  30.00        $129,750        $456,250
------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding NV                           80        10/23/00           50.00          27,760              --
------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                 120        11/20/00           45.00          34,140          45,000
------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                         275         1/22/01           80.00          74,800              --
------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.                                     48        11/20/00          120.00          56,628             300
------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                        140        10/23/00           70.00          59,080             875
------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                360        12/18/00           95.00         435,420         211,500
------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc.                 27         1/22/01          200.00          32,993         148,500
------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                   440        11/20/00           22.50          66,035              --
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                               210        12/18/00           70.00          49,243              --
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                  96         1/22/01           85.00          34,511           7,200
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                   40         1/22/01           90.00          29,880           1,750
------------------------------------------------------------------------------------------------------------------------
Coherent, Inc.                                      160        11/20/00           85.00          80,317          36,000
------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.             150        11/20/00           80.00          30,488              --
------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.                                 11         2/19/01           85.00           9,867           8,113
------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc.                                         75         3/19/01           55.00          38,211          75,000
------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc.                                         50         3/19/01           60.00          34,224          37,500
------------------------------------------------------------------------------------------------------------------------
Goodrich (B.F.) Co.                                 300        11/20/00           45.00          29,099          13,125
------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.                          38        10/23/00         160.000          51,186          77,900
------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.                          37        10/23/00          220.00          24,864           8,788
------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.                          30         4/21/01          210.00          99,282          99,750
------------------------------------------------------------------------------------------------------------------------
i2 Technologies, Inc.                                45        11/20/00          210.00          33,614          68,063
------------------------------------------------------------------------------------------------------------------------
Input/Output, Inc.                                2,380        11/20/00            7.50         349,860         520,625
------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                         500         1/22/01           90.00         158,625           6,250
------------------------------------------------------------------------------------------------------------------------
International Game Technology                       321        10/23/00           30.00          63,235         148,463
------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                   50        12/18/00          140.00          46,723          14,375
------------------------------------------------------------------------------------------------------------------------
Johnson &Johnson                                    80         1/22/01          115.00          20,760           6,500
------------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                           400        11/20/00           30.00         163,800          22,500
------------------------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.                            6         1/22/01           45.00           1,782           1,088
------------------------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.                           14         1/22/01           50.00           2,758           1,488
------------------------------------------------------------------------------------------------------------------------
Merck& Co., Inc.                                    84         1/22/01          100.00          15,497           1,575
------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                    230        10/23/00           65.00          88,432           1,438
------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                         60        10/23/00          120.00          50,818           4,500
------------------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.                        115         1/22/01           50.00          25,530          29,469
------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                               80        10/23/00           40.00          20,760          88,000
------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                       33        10/23/00          105.00          63,426              --
------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                       33        10/23/00          120.00          39,500              --

25   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS               Continued
--------------------------------------------------------------------------------

Footnotes to Statement of Investments Continued

1.   Outstanding written call options:

                                   Contracts      Expiration        Exercise        Premium    Market Value
                             Subject to Call            Date           Price       Received      See Note 1
------------------------------------------------------------------------------------------------------------

Toll Brothers, Inc.                       52        12/18/00        $  20.00       $ 19,344        $ 74,100
------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.             116        11/20/00           60.00         64,670          42,050
------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                 205        12/18/00           80.00        213,133         466,375
------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                    40        11/20/00          220.00         45,878           3,750
------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                      240         1/22/01           80.00         74,280          10,500
------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.                               9         1/22/01          270.00          4,698             109
------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.                               9        10/23/00          270.00         19,323              --
                                                                               -----------------------------
                                                                                 $3,014,224      $2,738,769
                                                                               =============================

2. Non-income-producing security.
3. Identifies issues considered to be illiquid or restricted--see Note 7 of
Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $13,727,377 or 1.84% of the Fund's net assets as of September 30, 2000.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
7. Represents the current interest rate for a variable or increasing rate security.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Issuer is in default.

See accompanying Notes to Financial Statements.

26   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES September 30, 2000
--------------------------------------------------------------------------------

=========================================================================================================
Assets
---------------------------------------------------------------------------------------------------------

Investments, at value (cost $606,622,681)--see accompanying statement                       $741,578,485
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,042,496
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $15,259)                                                           15,259
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                     6,118,130
Investments sold                                                                               2,956,418
Shares of beneficial interest sold                                                               176,056
Other                                                                                              1,008
                                                                                            ------------
Total assets                                                                                 751,887,852

=========================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $3,014,224)--see accompanying statement           2,738,769
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          2,451,326
Shares of beneficial interest redeemed                                                           464,637
Distribution and service plan fees                                                               385,117
Shareholder reports                                                                              318,734
Transfer and shareholder servicing agent fees                                                    258,928
Trustees' compensation                                                                           247,683
Other                                                                                             74,930
                                                                                            ------------
Total liabilities                                                                              6,940,124
=========================================================================================================
Net Assets                                                                                  $744,947,728
                                                                                            ============

=========================================================================================================
Composition of Net Assets
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $577,699,547
---------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                            3,544,970
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                28,509,692
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                     135,193,519
                                                                                            ------------
Net Assets                                                                                  $744,947,728
                                                                                            ============

=========================================================================================================
Net Asset Value Per Share
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$639,647,994 and 44,965,084 shares of beneficial interest outstanding)                            $14.23
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                       $15.10
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,777,351
and 4,741,712 shares of beneficial interest outstanding)                                          $14.08
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,522,383
and 2,726,101 shares of beneficial interest outstanding)                                          $14.13

See accompanying Notes to Financial Statements.

27   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                   For the Year Ended September 30, 2000
--------------------------------------------------------------------------------

=====================================================================================
Investment Income
-------------------------------------------------------------------------------------

Interest (net of foreign withholding taxes of $2,041)                   $ 29,285,297
-------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $89,046)                    7,054,745
                                                                        ------------
Total income                                                              36,340,042

=====================================================================================
Expenses
-------------------------------------------------------------------------------------
Management fees                                                            5,313,004
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    1,249,743
Class B                                                                      670,083
Class C                                                                      386,245
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                972,854
-------------------------------------------------------------------------------------
Shareholder reports                                                          462,811
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                  117,942
-------------------------------------------------------------------------------------
Trustees' compensation                                                        75,797
-------------------------------------------------------------------------------------
Other                                                                        108,510
                                                                        ------------
Total expenses                                                             9,356,989
Less expenses paid indirectly                                                 (8,431)
                                                                        ------------
Net expenses                                                               9,348,558

=====================================================================================
Net Investment Income                                                     26,991,484

=====================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
-------------------------------------------------------------------------------------
Investments (including premiums on options exercised)                     39,858,318
Closing and expiration of option contracts written                         2,476,784
Foreign currency transactions                                             (7,214,861)
                                                                        ------------
Net realized gain                                                         35,120,241

-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                               34,232,845
Translation of assets and liabilities denominated in foreign currencies   (4,320,024)
                                                                        ------------
Net change                                                                29,912,821
                                                                        ------------
Net realized and unrealized gain                                          65,033,062

=====================================================================================
Net Increase in Net Assets Resulting from Operations                    $ 92,024,546
-------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

28   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended September 30,                                              2000                  1999
==================================================================================================
Operations
--------------------------------------------------------------------------------------------------

Net investment income                                        $  26,991,484         $  27,747,152
--------------------------------------------------------------------------------------------------
Net realized gain                                               35,120,241            64,301,098
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                           29,912,821            24,384,903
                                                             -------------------------------------
Net increase in net assets resulting from operations            92,024,546           116,433,153

==================================================================================================
Dividends and/or Distributions to Shareholders
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                        (21,779,999)          (24,477,711)
Class B                                                         (1,694,849)           (2,100,116)
Class C                                                           (978,026)           (1,206,196)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                        (48,515,731)          (54,659,946)
Class B                                                         (5,165,726)           (6,391,151)
Class C                                                         (2,993,063)           (3,772,922)

==================================================================================================
Beneficial Interest Transactions
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                         (5,424,882)           (9,204,354)
Class B                                                         (3,023,844)           (6,385,889)
Class C                                                           (956,723)          (11,126,627)

==================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------
Total increase (decrease)                                        1,491,703            (2,891,759)
--------------------------------------------------------------------------------------------------
Beginning of period                                            743,456,025           746,347,784
                                                             -------------------------------------
End of period (including undistributed net investment
income of $3,544,970 and $1,169,787, respectively)           $ 744,947,728         $ 743,456,025
                                                             =====================================

See accompanying Notes to Financial Statements.

29   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                             Year           Year
                                                                                                            Ended          Ended
                                                                                                         Sept. 30,      Dec. 31,
Class A                                           2000         1999          1998            1997            1996/1/        1995
=================================================================================================================================
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period         $   14.06    $   13.69    $    16.17      $    14.09      $    13.07      $   11.52
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .53          .54           .51             .50             .49            .52
Net realized and unrealized gain (loss)           1.21         1.59         (1.22)           2.88             .96           2.08
                                             ------------------------------------------------------------------------------------
Total income (loss) from
investment operations                             1.74         2.13          (.71)           3.38            1.45           2.60
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.48)        (.54)         (.49)           (.51)           (.43)          (.49)
Distributions from net realized gain             (1.09)       (1.22)        (1.28)           (.79)             --           (.56)
                                             ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (1.57)       (1.76)        (1.77)          (1.30)           (.43)         (1.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   14.23    $   14.06    $    13.69      $    16.17      $    14.09      $   13.07
                                             ====================================================================================

=================================================================================================================================
Total Return, at Net Asset Value/2/              13.31%       16.29%        (4.71)%         25.46%          11.22%         22.79%

=================================================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                               $ 639,648    $ 635,603    $  624,895      $  712,470      $  264,359      $ 251,353
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 644,356    $ 660,113    $  699,665      $  395,436      $  256,765      $ 249,660
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                             3.71%        3.70%         3.34%           3.30%           4.73%          3.97%
Expenses                                          1.13%        1.09%         1.08%/4/        1.16%/4/        1.21%/4/       1.15%/4/
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             33%          15%           59%             51%             32%            29%

1. For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

30   OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                                              Year          Year
                                                                                                             Ended         Ended
                                                                                                          Sept. 30,      Dec. 31,
Class B                                           2000           1999           1998           1997           1996/1/       1995/2/
===================================================================================================================================
Per Share Operating Data
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $    13.93     $    13.57     $    16.04     $    14.01     $    13.03    $    13.28
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .41            .41            .38            .45            .41           .17
Net realized and unrealized gain (loss)           1.19           1.58          (1.20)          2.78            .93           .41
                                            ---------------------------------------------------------------------------------------
Total income (loss) from
investment operations                             1.60           1.99           (.82)          3.23           1.34           .58
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.36)          (.41)          (.37)          (.41)          (.36)         (.27)
Distributions from net realized gain             (1.09)         (1.22)         (1.28)          (.79)            --          (.56)
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (1.45)         (1.63)         (1.65)         (1.20)          (.36)         (.83)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    14.08     $    13.93     $    13.57     $    16.04     $    14.01    $    13.03

===================================================================================================================================
Total Return, at Net Asset Value/3/              12.30%         15.35%         (5.49)%        24.34%         10.37%         4.44%
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $   66,777     $   68,875     $   73,036     $   67,916     $    5,996    $    1,265
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   66,956     $   73,673     $   74,442     $   25,113     $    3,546    $      520
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                             2.92%          2.85%          2.53%          2.26%          3.69%         2.62%
Expenses                                          1.94%          1.93%          1.91%/5/       1.96%/5/       2.12%/5/      2.27%/5/
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             33%            15%            59%            51%            32%           29%

1. For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.
2. For the period from August 29, 1995 (inception of offering) to December 31,
1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

31   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS          Continued
--------------------------------------------------------------------------------

                                                                                                               Year         Year
                                                                                                              Ended        Ended
                                                                                                          Sept. 30,      Dec. 31,
Class C                                         2000           1999           1998           1997           1996/1/        1995
=================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period      $    13.97     $    13.61     $    16.07     $    14.02     $    13.01     $    11.49
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .41            .42            .38            .41            .40            .40
Net realized and unrealized gain (loss)         1.20           1.57          (1.20)          2.83            .96           2.07
                                          ---------------------------------------------------------------------------------------
Total income (loss) from
investment operations                           1.61           1.99           (.82)          3.24           1.36           2.47
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.36)          (.41)          (.36)          (.40)          (.35)          (.39)
Distributions from net realized gain           (1.09)         (1.22)         (1.28)          (.79)            --           (.56)
                                          ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (1.45)         (1.63)         (1.64)         (1.19)          (.35)          (.95)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    14.13     $    13.97     $    13.61     $    16.07     $    14.02     $    13.01
                                          =======================================================================================

=================================================================================================================================
Total Return, at Net Asset Value/2/            12.35%         15.28%         (5.43)%        24.42%         10.55%         21.69%
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $   38,522     $   38,978     $   48,417     $   49,539     $   21,087     $   15,405
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $   38,597     $   43,701     $   52,325     $   33,813     $   17,898     $   11,827
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                           2.92%          2.85%          2.51%          2.61%          3.84%          3.08%
Expenses                                        1.94%          1.93%          1.91%/4/       1.97%/4/       2.07%/4/       1.99%/4/
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           33%            15%            59%            51%            32%            29%

1. For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

32   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.Significant Accounting Policies
Oppenheimer Multiple Strategies Fund (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class
B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes' volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of September 30, 2000, these securities resulted in unrealized gains of $33,563. The Fund may also hedge a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2000, securities with an aggregate market value of $38,025, representing 0.01% of the Fund's net assets, were in default.

33   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS      Continued
--------------------------------------------------------------------------------

1. Significant Accounting Policies Continued
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the
Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
September 30, 2000, a provision of $57,662 was made for the Fund's projected benefit obligations and payments of $13,035 were made to retired trustees, resulting in an accumulated liability of $236,807 as of September 30, 2000.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the

34   OPPENHEIMER MULTIPLE STRATEGIES FUND

trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $3,131,265, a decrease in undistributed net investment income of $163,427, and a decrease in accumulated net realized gain on investments of $2,967,838. This reclassification includes $3,136,404 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

35   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS      Continued
--------------------------------------------------------------------------------

================================================================================
2.Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                                Year Ended September 30, 2000               Year Ended September 30, 1999
                                  Shares           Amount                       Shares          Amount
-------------------------------------------------------------------------------------------------------------
Class A

Sold                           2,399,891    $  33,730,252                    1,797,693    $  25,595,843
Dividends and/or
distributions reinvested       4,751,781       63,935,355                    5,300,198       72,227,515
Redeemed                      (7,377,559)    (103,090,489)                  (7,538,361)    (107,027,712)
                               ------------------------------------------------------------------------------
Net decrease                    (225,887)   $  (5,424,882)                    (440,470)   $  (9,204,354)
                               ==============================================================================

-------------------------------------------------------------------------------------------------------------
Class B
Sold                             887,243    $  12,369,666                    1,006,931    $  14,207,626
Dividends and/or
distributions reinvested         473,833        6,297,177                      577,898        7,782,999
Redeemed                      (1,563,882)     (21,690,687)                  (2,021,277)     (28,376,514)
                               ------------------------------------------------------------------------------
Net decrease                    (202,806)   $  (3,023,844)                    (436,448)   $  (6,385,889)
                               ==============================================================================

-------------------------------------------------------------------------------------------------------------
Class C
Sold                             428,935    $   5,997,482                      411,845    $   5,825,212
Dividends and/or
distributions reinvested         272,821        3,635,733                      337,524        4,555,422
Redeemed                        (765,156)     (10,589,938)                  (1,518,503)     (21,507,261)
                               ------------------------------------------------------------------------------
Net decrease                     (63,400)   $    (956,723)                    (769,134)   $ (11,126,627)
                               ==============================================================================

================================================================================
3.Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2000, were
$229,639,832 and $274,081,210, respectively.

    As of September 30, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $609,101,733 was:
Gross unrealized appreciation      $ 167,948,683
Gross unrealized depreciation        (35,471,931)
Net unrealized appreciation        $ 132,476,752

================================================================================
4.Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% on the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the year ended
September 30, 2000, was an annualized rate of 0.71%, before any waiver by the
Manager if applicable.

36   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an
"at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement
with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                               Aggregate           Class A    Commissions      Commissions       Commissions
                               Front-End         Front-End     on Class A       on Class B        on Class C
                           Sales Charges     Sales Charges         Shares           Shares            Shares
                              on Class A       Retained by    Advanced by      Advanced by       Advanced by
Year Ended                        Shares       Distributor    Distributor/1/   Distributor/1/     Distributor/1/
------------------------------------------------------------------------------------------------------------------

September 30, 2000              $392,339          $144,549        $14,825         $348,915            $48,291

1. The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                         Class A                      Class B                      Class C
                             Contingent Deferred          Contingent Deferred          Contingent Deferred
                                   Sales Charges                Sales Charges                Sales Charges
Year Ended               Retained by Distributor      Retained by Distributor      Retained by Distributor
-------------------------------------------------------------------------------------------------------------

September 30, 2000                        $4,472                     $151,138                       $4,114

The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment
Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended September 30, 2000, payments under the Class A plan totaled $1,249,743 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $74,786 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

37   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS      Continued
--------------------------------------------------------------------------------

================================================================================
4.Fees and Other Transactions with Affiliates Continued
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees paid to the Distributor for the year ended September 30, 2000, were as follows:

                                                                     Distributor's       Distributor's
                                                                         Aggregate        Unreimbursed
                                                                      Unreimbursed       Expenses as %
                         Total Payments          Amount Retained          Expenses       of Net Assets
                             Under Plan           by Distributor        Under Plan            of Class
--------------------------------------------------------------------------------------------------------

Class B Plan                    $670,083                $528,605        $2,511,958                3.76%
Class C Plan                     386,245                  52,369           667,881                1.73

================================================================================
5.Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.

38   OPPENHEIMER MULTIPLE STRATEGIES FUND

The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

    Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6.Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

    Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 2000, was as follows:

                                                                                Call Options
                                                           -----------------------------------
                                                           Number of             Amount of
                                                           Contracts              Premiums
----------------------------------------------------------------------------------------------

Options outstanding as of September 30, 1999                  5,141             $ 2,350,634
Options written                                              14,207               5,821,804
Options closed or expired                                    (9,169)             (4,311,284)
Options exercised                                            (1,890)               (846,930)
                                                           -----------------------------------
Options outstanding as of September 30, 2000                  8,289             $ 3,014,224
                                                           ===================================

39   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS      Continued
--------------------------------------------------------------------------------

================================================================================
7.Illiquid Securities
As of September 30, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
September 30, 2000, was $17,829,099, which represents 2.39% of the Fund's net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit.

================================================================================
8.Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum.

    The Fund had no borrowings outstanding during the year ended September 30,
2000.

40   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Multiple Strategies Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Multiple Strategies Fund as of
September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the nine-month period ended September 30, 1996, and the year ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Multiple Strategies Fund as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the nine-month period ended September 30, 1996, and the year ended December 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
October 20, 2000

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                                                             Year           Year
                                                                                                            Ended          Ended
                                                                                                         Sept. 30,      Dec. 31,
Class A                                           2000         1999          1998            1997            1996/1/        1995
=================================================================================================================================
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period         $   14.06    $   13.69    $    16.17      $    14.09      $    13.07      $   11.52
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .53          .54           .51             .50             .49            .52
Net realized and unrealized gain (loss)           1.21         1.59         (1.22)           2.88             .96           2.08
                                             ------------------------------------------------------------------------------------
Total income (loss) from
investment operations                             1.74         2.13          (.71)           3.38            1.45           2.60
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.48)        (.54)         (.49)           (.51)           (.43)          (.49)
Distributions from net realized gain             (1.09)       (1.22)        (1.28)           (.79)             --           (.56)
                                             ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (1.57)       (1.76)        (1.77)          (1.30)           (.43)         (1.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   14.23    $   14.06    $    13.69      $    16.17      $    14.09      $   13.07
                                             ====================================================================================

=================================================================================================================================
Total Return, at Net Asset Value/2/              13.31%       16.29%        (4.71)%         25.46%          11.22%         22.79%

=================================================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                               $ 639,648    $ 635,603    $  624,895      $  712,470      $  264,359      $ 251,353
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 644,356    $ 660,113    $  699,665      $  395,436      $  256,765      $ 249,660
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                             3.71%        3.70%         3.34%           3.30%           4.73%          3.97%
Expenses                                          1.13%        1.09%         1.08%/4/        1.16%/4/        1.21%/4/       1.15%/4/
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             33%          15%           59%             51%             32%            29%

1. For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

   OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                                              Year          Year
                                                                                                             Ended         Ended
                                                                                                          Sept. 30,      Dec. 31,
Class B                                           2000           1999           1998           1997           1996/1/       1995/2/
===================================================================================================================================
Per Share Operating Data
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $    13.93     $    13.57     $    16.04     $    14.01     $    13.03    $    13.28
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .41            .41            .38            .45            .41           .17
Net realized and unrealized gain (loss)           1.19           1.58          (1.20)          2.78            .93           .41
                                            ---------------------------------------------------------------------------------------
Total income (loss) from
investment operations                             1.60           1.99           (.82)          3.23           1.34           .58
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.36)          (.41)          (.37)          (.41)          (.36)         (.27)
Distributions from net realized gain             (1.09)         (1.22)         (1.28)          (.79)            --          (.56)
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (1.45)         (1.63)         (1.65)         (1.20)          (.36)         (.83)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    14.08     $    13.93     $    13.57     $    16.04     $    14.01    $    13.03

===================================================================================================================================
Total Return, at Net Asset Value/3/              12.30%         15.35%         (5.49)%        24.34%         10.37%         4.44%
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $   66,777     $   68,875     $   73,036     $   67,916     $    5,996    $    1,265
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   66,956     $   73,673     $   74,442     $   25,113     $    3,546    $      520
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                             2.92%          2.85%          2.53%          2.26%          3.69%         2.62%
Expenses                                          1.94%          1.93%          1.91%/5/       1.96%/5/       2.12%/5/      2.27%/5/
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             33%            15%            59%            51%            32%           29%

1. For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.
2. For the period from August 29, 1995 (inception of offering) to December 31,
1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

   OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS          Continued
--------------------------------------------------------------------------------

                                                                                                               Year         Year
                                                                                                              Ended        Ended
                                                                                                          Sept. 30,      Dec. 31,
Class C                                         2000           1999           1998           1997           1996/1/        1995
=================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period      $    13.97     $    13.61     $    16.07     $    14.02     $    13.01     $    11.49
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .41            .42            .38            .41            .40            .40
Net realized and unrealized gain (loss)         1.20           1.57          (1.20)          2.83            .96           2.07
                                          ---------------------------------------------------------------------------------------
Total income (loss) from
investment operations                           1.61           1.99           (.82)          3.24           1.36           2.47
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.36)          (.41)          (.36)          (.40)          (.35)          (.39)
Distributions from net realized gain           (1.09)         (1.22)         (1.28)          (.79)            --           (.56)
                                          ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (1.45)         (1.63)         (1.64)         (1.19)          (.35)          (.95)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    14.13     $    13.97     $    13.61     $    16.07     $    14.02     $    13.01
                                          =======================================================================================

=================================================================================================================================
Total Return, at Net Asset Value/2/            12.35%         15.28%         (5.43)%        24.42%         10.55%         21.69%
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $   38,522     $   38,978     $   48,417     $   49,539     $   21,087     $   15,405
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $   38,597     $   43,701     $   52,325     $   33,813     $   17,898     $   11,827
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                           2.92%          2.85%          2.51%          2.61%          3.84%          3.08%
Expenses                                        1.94%          1.93%          1.91%/4/       1.97%/4/       2.07%/4/       1.99%/4/
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           33%            15%            59%            51%            32%            29%

1. For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

                                                              Appendix A

                                                          RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
---------------------------------------------------------------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con.  (...):  Bonds  for which the  security  depends  on the  completion  of some act or the  fulfillment  of some  condition  are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in operating  experience,  (c) rentals that begin when  facilities are completed,  or (d) payments to which some other limiting  condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking;
and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard& Poor's Rating Services
---------------------------------------------------------------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard& Poor's. The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  The  obligor's  capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and economic  conditions  than obligations in higher-rated  categories.  However,  the obligor's capacity to meet its financial  commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having  significant  speculative  characteristics.  "BB" indicates the least degree of  speculation,  and "C" the highest.  While such  obligations  will likely have some quality and  protective  characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB:  Bonds  rated  "BB"  are less  vulnerable  to  nonpayment  than  other  speculative  issues.  However,  these  face  major  ongoing uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions  which  could lead to the  obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than  obligations  rated "BB", but the obligor  currently has the capacity to meet its financial  commitment on the  obligation.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon  favorable  business,  financial,  and economic conditions  for the  obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse  business,  financial  or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated  debt or preferred stock  obligation rated "C" is currently  highly  vulnerable to nonpayment.  The "C" rating may be used to cover a  situation  where a  bankruptcy  petition  has been  filed or similar  action  has been  taken,  but  payments  on this obligation  are being  continued.  A "C" also will be assigned  to a preferred  stock  issue in arrears on  dividends  or sinking  fund payments, but that is currently paying.

D: Bonds rated "D" are in default.  Payments on the obligation  are not being made on the date due even if the applicable  grace period has not expired,  unless  Standard and Poor's  believes that such  payments will be made during such grace period.  The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.
---------------------------------------------------------------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains.
Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C"
ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                                              Appendix B

                                                       Industry Classifications
                                                       ------------------------

Aerospace/Defense                                            Food and Drug Retailers
Air Transportation                                           Gas Utilities
Asset-Backed                                                 Health Care/Drugs
Auto Parts and Equipment                                     Health Care/Supplies &Services
Automotive                                                   Homebuilders/Real Estate
Bank Holding Companies                                       Hotel/Gaming
Banks                                                        Industrial Services
Beverages                                                    Information Technology
Broadcasting                                                 Insurance
Broker-Dealers                                               Leasing& Factoring
Building Materials                                           Leisure
Cable Television                                             Manufacturing
Chemicals                                                    Metals/Mining
Commercial Finance                                           Nondurable Household Goods
Communication Equipment                                      Office Equipment
Computer Hardware                                            Oil - Domestic
Computer Software                                            Oil - International
Conglomerates                                                Paper
Consumer Finance                                             Photography
Consumer Services                                            Publishing
Containers                                                   Railroads& Truckers
Convenience Stores                                           Restaurants
Department Stores                                            Savings& Loans
Diversified Financial                                        Shipping
Diversified Media                                            Special Purpose Financial
Drug Wholesalers                                             Specialty Printing
Durable Household Goods                                      Specialty Retailing
Education                                                    Steel
Electric Utilities                                           Telecommunications - Long Distance
Electrical Equipment                                         Telephone - Utility
Electronics                                                  Textile, Apparel& Home Furnishings
Energy Services                                              Tobacco
Entertainment/Film                                           Trucks and Parts
Environmental                                                Wireless Services
Food

                                                              Appendix C

                                    OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the
applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)      plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2)      non-qualified deferred compensation plans,
(3)      employee benefit plans3
(4)      Group Retirement Plans4
(5)      403(b)(7) custodial plan accounts
(6)      Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.                                Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A
Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below.
However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales
Charge."5 This waiver provision applies to:
-        Purchases of Class A shares aggregating $1 million or more.
-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-        Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)      through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)      by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      -           Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)      The record keeping is performed by Merrill Lynch Pierce Fenner& Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the
              Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by
              Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill
              Lynch and the mutual fund's principal underwriter or distributor, and  (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)      The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets
              (excluding assets invested in money market funds) invested in Applicable Investments.
(3)      The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
      -           Purchases by a Retirement  Plan whose record keeper had a  cost-allocation  agreement  with the Transfer  Agent on or before March 1, 2001.

II.                                          Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the
Distributor on such purchases):
-        The Manager or its affiliates.
-
     Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
-        Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-        Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor)
         or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-        Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-        Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-        "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the
         Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-        Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-        Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-        A unit investment trust that has entered into an appropriate agreement with the Distributor.
-        Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-        Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the
         Distributor for those purchases.
-        A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
-        A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former
         Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
Distributor on such purchases):
      -           Shares issued in plans of reorganization,  such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
-        Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the
         Distributor.
-        Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-        Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
-        Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      -           To make  Automatic  Withdrawal  Plan  payments  that are limited  annually  to no more than 12% of the account  value adjusted annually.
-        Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to
         "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
-        For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)      To return excess contributions.
(3)      To return contributions made due to a mistake of fact.
(4)      Hardship withdrawals, as defined in the plan.6
(5)      Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.
(9)      Separation from service.7
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
(11)
         Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                OppenheimerFunds-sponsored IRA.
      -           For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the
      Distributor allowing this waiver.

                            III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-        Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
-        Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
-        Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-        Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
         Lynch or an independent record keeper under a contract with Merrill Lynch.
-        Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
-        Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of
         $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
-        Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)      To return excess contributions made to a participant's account.
(3)      To return contributions made due to a mistake of fact.
(4)      To make hardship withdrawals, as defined in the plan.9
(5)      To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.10
(9)
         On account of the participant's separation from service.11
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)     Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)     For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         (13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         (14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the
                Distributor allowing this waiver.
         -    Redemptions  of Class B shares  or Class C shares  under an  Automatic  Withdrawal  Plan  from an  account  other  than a
Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-        Shares sold to the Manager or its affiliates.
-        Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Shares issued in plans of reorganization to which the Fund is a party.
-        Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for
                                                                  Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the
Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24,
1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

    Oppenheimer Quest Value Fund, Inc.                     Oppenheimer Small Cap Value Fund
    Oppenheimer Quest Balanced Value Fund                  Oppenheimer Quest Global Value Fund, Inc.
    Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various
Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government Income Fund               Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund            Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund                        Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
      -           acquired by such  shareholder  pursuant to an  exchange of shares of an  Oppenheimer  fund that was one of the Former
      Quest for Value Funds, or
         -        purchased by such shareholder by exchange of shares of another  Oppenheimer  fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

         - -  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of Eligible Employees   Initial Sales Charge as a    Initial Sales Charge as a    Concession as % of
or Members                     % of Offering Price          % of Net Amount Invested     Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                                2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more             2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

---------------------------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's
Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         - -  Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              -   Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
              -   Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the
                  Unified Funds.
         - -  Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of
1974 and regulations adopted under that law.
B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         - -  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
                  -        withdrawals  under an automatic  withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
                  -        liquidation  of a  shareholder's  account if the  aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         - -  Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
-        redemptions  following the death or disability of the  shareholder(s)  (as evidenced by a determination of total disability by the U.S. Social Security Administration);
-        withdrawals  under an automatic  withdrawal plan (but only for Class B or Class C shares) where the annual  withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
                  -        liquidation  of a  shareholder's  account if the  aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same
Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

    V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                                                       Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective
Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former
Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut
Mutual Funds:

Connecticut Mutual Liquid Account                             Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account              CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account                             CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account                             CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

         -    Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
(1)      persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March
                18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2)      persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a
                13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         -    Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)      any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)      any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)      Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4)      employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the
                Former Connecticut Mutual Funds, and its affiliated companies;
(5)      one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)      an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut
Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or
Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18,
1996:
(1)      by the estate of a deceased shareholder;
(2)      upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)      for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections
                401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)      as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)      in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)      in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)      in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)      in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)      as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of
                Incorporation, or as adopted by the Board of Directors of the Fund.

VI.                           Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer
Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

                  VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-        the Manager and its affiliates,
-        present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's
         Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-        registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-        dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-        employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-        dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
-        dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Multiple Strategies Fund

Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown &Platt
         1675 Broadway
         New York, New York 10019

1234

PX240.0301

-------
1 Ms. Macaskill and Mr. Griffith are not Directors of Oppenheimer Money Market Fund, Inc.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and
403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.